UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler, Esq.

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: November 1, 2014 – January 31, 2015

Item 1. Schedule of Investments.

ALPS | Alerian MLP Infrastructure Index Fund
STATEMENT OF INVESTMENTS
January 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)

MASTER LIMITED PARTNERSHIPS (97.77%)
Gathering & Processing (32.37%)
Pipelines (32.37%)
Access Midstream Partners LP(a)	18,472	$955,926
Atlas Pipeline Partners LP	14,207	383,447
Crestwood Midstream Partners LP	27,143	416,916
DCP Midstream Partners LP	16,071	603,145
EnLink Midstream Partners LP	19,291	553,266
MarkWest Energy Partners LP	31,944	1,882,460
Regency Energy Partners LP	52,018	1,334,782
Targa Resources Partners LP	18,585	837,254
Western Gas Partners LP	13,905	981,276
Williams Partners LP	27,607	1,170,813

		9,119,285

TOTAL GATHERING & PROCESSING		9,119,285

Natural Gas Transportation (27.46%)
Pipelines (27.46%)
Energy Transfer Partners LP	34,524	2,119,774
Enterprise Products Partners LP	79,688	2,744,455
EQT Midstream Partners LP	7,124	604,471
ONEOK Partners LP	28,562	1,180,753
Spectra Energy Partners LP	9,441	513,118
TC PipeLines LP	8,428	573,862

		7,736,433

TOTAL NATURAL GAS TRANSPORTATION		7,736,433

Petroleum Transportation (37.94%)
Pipelines (37.94%)
Buckeye Partners LP	22,544	1,640,527
Enbridge Energy Partners LP	34,628	1,362,958
Genesis Energy LP	14,308	619,966
Magellan Midstream Partners LP	27,527	2,133,893
NGL Energy Partners LP	12,162	343,212
NuStar Energy LP	11,816	721,721
Plains All American Pipeline LP	44,179	2,190,837
Sunoco Logistics Partners LP	27,791	1,159,440
Tesoro Logistics LP	9,409	517,589

		10,690,143

TOTAL PETROLEUM TRANSPORTATION		10,690,143

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $27,452,704)		27,545,861

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (2.11%)
Money Market Fund (2.11%)
Morgan Stanley Institutional Liquidity Fund - Prime Portfolio	0.062%	593,838	$593,838

TOTAL SHORT TERM INVESTMENTS (Cost $593,838)			593,838

TOTAL INVESTMENTS (99.88%) (Cost $28,046,542)			$28,139,699

Other Assets In Excess Of Liabilities (0.12%)			35,307

NET ASSETS (100.00%)			$28,175,006

(a) Non-Income Producing Security.

Common Abbreviations:

LP - Limited Partnerships.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS|CoreCommodity Management CompleteCommodities® Strategy Fund
CONSOLIDATED STATEMENT OF INVESTMENTS
January 31, 2015 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (30.49%)
Argentina (0.18%)
YPF SA, Sponsored ADR	27,285	$639,833

Australia (1.09%)
BHP Billiton, Ltd.	61,324	1,396,895
Caltex Australia, Ltd.	14,292	371,842
Fortescue Metals Group, Ltd.	31,313	57,530
GrainCorp, Ltd., Class A	41,007	284,443
Iluka Resources, Ltd.	60,429	332,601
Incitec Pivot, Ltd.	188,051	528,496
Newcrest Mining, Ltd.(a)	11,624	122,708
Nufarm, Ltd.	36,328	160,921
Orica, Ltd.	17,996	254,139
Regis Resources, Ltd.(a)	104,820	154,637
Woodside Petroleum, Ltd.	9,366	249,950

		3,914,162

Austria (0.15%)
OMV AG	10,960	273,394
Voestalpine AG	7,476	266,531

		539,925

Bermuda (0.05%)
Nabors Industries, Ltd.	11,916	137,153
Seadrill, Ltd.	4,179	44,883

		182,036

Brazil (0.51%)
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	77,481	376,558
Cia Siderurgica Nacional SA, Sponsored ADR	1,580	2,370
Gerdau SA, Sponsored ADR	146,070	503,941
Petroleo Brasileiro SA, Sponsored ADR	25,208	151,500
Vale SA, Sponsored ADR	111,437	783,402

		1,817,771

Canada (3.54%)
Agnico-Eagle Mines, Ltd.	6,051	204,028
Alamos Gold, Inc.	39,700	211,825
ARC Resources, Ltd.	6,787	122,846
Argonaut Gold, Inc.(a)	14,775	28,836
AuRico Gold, Inc.	67,852	267,337
B2Gold Corp.(a)	101,500	199,693
Barrick Gold Corp.	59,330	758,237
Cameco Corp.	5,892	82,606
Canadian Natural Resources, Ltd.	5,741	166,145
Canadian Oil Sands, Ltd.	75,851	468,585
Cenovus Energy, Inc.	31,700	600,471
Centerra Gold, Inc.	50,100	300,434
Crescent Point Energy Corp.	8,378	199,115
Detour Gold Corp.(a)	16,587	169,695
Eldorado Gold Corp.	18,406	87,981
Encana Corp.	29,891	365,866
Endeavour Silver Corp.(a)	18,980	52,005
First Quantum Minerals, Ltd.	5,747	52,418
Franco-Nevada Corp.	6,512	375,091

	Shares	Value (Note 2)

Canada (continued)
Goldcorp, Inc.	27,963	$671,951
HudBay Minerals, Inc.	23,000	167,427
Husky Energy, Inc.	10,586	227,848
IAMGOLD Corp.(a)	456	1,218
Imperial Oil, Ltd.	18,800	698,916
Kinross Gold Corp.(a)	140,786	477,265
Maple Leaf Foods, Inc.	10,500	168,403
New Gold, Inc.(a)	69,617	303,530
Osisko Gold Royalties, Ltd.	2,569	34,551
Pacific Rubiales Energy Corp.	140,400	325,946
Pan American Silver Corp.	5,632	65,669
Peyto Exploration & Development Corp.	13,600	343,559
Potash Corp. of Saskatchewan, Inc.	12,881	470,672
SEMAFO, Inc.(a)	64,900	227,280
Silver Standard Resources, Inc.(a)	44,960	277,403
Silver Wheaton Corp.	17,024	391,041
SunCoke Energy, Inc.	16,171	244,182
Suncor Energy, Inc.	39,748	1,185,332
Teck Resources, Ltd., Class B	59,672	771,883
TransCanada Corp.	7,142	317,784
Turquoise Hill Resources, Ltd.(a)	81,758	235,463
Yamana Gold, Inc.	92,948	382,219

		12,702,756

Chile (0.17%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	25,642	611,818

China (1.01%)
China Petroleum & Chemical Corp., Class H	400,358	316,576
China Shenhua Energy Co., Ltd., Class H	95,369	261,418
CNOOC, Ltd.	250,001	328,291
CNOOC, Ltd., Sponsored ADR	12,631	1,681,818
Jiangxi Copper Co., Ltd., Class H	50,082	81,787
PetroChina Co., Ltd., ADR	4,087	443,726
PetroChina Co., Ltd., Class H	330,045	357,194
Zijin Mining Group Co., Ltd., Class H	560,331	169,856

		3,640,666

Colombia (0.13%)
Ecopetrol SA, Sponsored ADR	29,551	481,681

Denmark (0.07%)
FLSmidth & Co. A/S	6,011	254,869

Finland (0.31%)
Kemira OYJ	10,739	123,049
Neste Oil OYJ	19,790	547,886
Outokumpu OYJ(a)	51,095	277,255
Outotec OYJ	30,692	177,745

		1,125,935

France (0.20%)
Total SA	4,886	251,214
Total SA, Sponsored ADR	9,057	466,526

		717,740

Germany (0.41%)
Aurubis AG	639	34,782

	Shares	Value (Note 2)

Germany (continued)
K+S AG	38,334	$1,212,887
Salzgitter AG	7,919	216,956

		1,464,625

India (0.11%)
Reliance Industries, Ltd., Sponsored GDR(b)	8,852	263,789
Sesa Sterlite, Ltd., ADR	9,014	117,092

		380,881

Israel (0.18%)
Israel Chemicals, Ltd.	55,718	400,795
The Israel Corp., Ltd.	785	254,781

		655,576

Italy (0.15%)
Eni SpA, Sponsored ADR	16,393	555,723

Japan (1.37%)
Hitachi Metals, Ltd.	42,000	692,429
Inpex Corp.	106,133	1,178,553
Iseki & Co., Ltd.	20,907	40,236
Kubota Corp.	18,000	270,314
Kurita Water Industries, Ltd.	10,616	228,267
Maruichi Steel Tube, Ltd.	6,900	164,465
Nihon Nohyaku Co., Ltd.	16,100	191,259
Nihon Trim Co., Ltd.	4,101	92,616
Nippon Steel & Sumitomo Metal Corp.	208,342	492,335
Nisshin Steel Co., Ltd.	23,900	250,947
Osaka Titanium Technologies Co., Ltd.	8,500	179,583
Sumitomo Forestry Co., Ltd.	15,159	142,257
Sumitomo Metal Mining Co., Ltd.	16,000	231,355
Tokyo Steel Manufacturing Co., Ltd.	37,000	281,998
TonenGeneral Sekiyu KK	36,000	320,361
Yamato Kogyo Co., Ltd.	6,700	174,304

		4,931,279

Jersey (0.09%)
Randgold Resources, Ltd., ADR	3,931	335,157

Luxembourg (0.22%)
APERAM SA(a)	13,273	348,565
ArcelorMittal SA	13,635	131,442
Subsea 7 SA	29,473	251,397
Tenaris SA, ADR	2,743	77,462

		808,866

Mexico (0.31%)
Grupo Mexico SAB de CV, Series B	363,683	958,855
Industrias Penoles SAB de CV	6,927	138,078

		1,096,933

Netherlands (0.26%)
Nutreco N.V.	12,688	645,902
Royal Dutch Shell PLC, Class A, Sponsored ADR	4,503	276,709

		922,611

Norway (0.39%)
Marine Harvest ASA	4,429	58,186

	Shares	Value (Note 2)

Norway (continued)
Norsk Hydro ASA	26,688	$157,519
Statoil ASA	48,474	805,610
Yara International ASA	7,649	398,692

		1,420,007

Peru (0.05%)
Cia de Minas Buenaventura SAA, ADR	15,229	173,915

Singapore (0.29%)
Golden Agri-Resources, Ltd.	893,758	277,482
Kenon Holdings, Ltd.(a)	5,495	93,171
Olam International, Ltd.	46,254	67,528
Wilmar International, Ltd.	257,061	611,869

		1,050,050

South Africa (0.61%)
Anglo Platinum, Ltd.(a)	5,831	178,761
AngloGold Ashanti, Ltd., Sponsored ADR(a)	77,918	964,625
Gold Fields, Ltd., Sponsored ADR	60,039	354,230
Harmony Gold Mining Co., Ltd., Sponsored ADR(a)	38,989	120,866
Impala Platinum Holdings, Ltd.(a)	39,295	255,611
Kumba Iron Ore, Ltd.	1,186	22,885
Sasol, Ltd.	7,492	270,992
Sibanye Gold, Ltd., Sponsored ADR	2,515	28,017

		2,195,987

South Korea (0.05%)
POSCO, Sponsored ADR	2,859	166,480

Spain (0.04%)
Acerinox SA	10,270	153,187

Sweden (0.34%)
Holmen AB, B Shares	11,000	397,102
Lundin Petroleum AB(a)	16,470	213,782
SSAB AB, A Shares(a)	41,117	200,064
Svenska Cellulosa AB SCA, B Shares	16,465	398,382

		1,209,330

Switzerland (0.52%)
Glencore PLC	28,003	104,982
Noble Corp. PLC	9,174	148,802
Syngenta AG	3,828	1,247,373
Transocean, Ltd.	8,890	144,907
Weatherford International, Ltd.(a)	20,498	211,744

		1,857,808

United Kingdom (0.96%)
Anglo American PLC	6,469	108,446
Antofagasta PLC	13,306	130,270
BG Group PLC	23,065	308,114
BHP Billiton PLC, ADR	3,227	140,988
BP PLC, Sponsored ADR	21,309	827,428
CNH Industrial N.V.	36,636	280,265
Fresnillo PLC	14,550	197,018
Kazakhmys PLC(a)	11,431	34,573
Lonmin PLC(a)	32,588	80,203
Petropavlovsk PLC(a)	10,690	2,174
Rio Tinto PLC, Sponsored ADR	17,367	766,406

	Shares	Value (Note 2)

United Kingdom (continued)
Severn Trent PLC	9,330	$302,417
United Utilities Group PLC	16,752	259,131

		3,437,433

United States (16.73%)
AGCO Corp.	83,342	3,612,042
Allegheny Technologies, Inc.	5,767	164,533
Allied Nevada Gold Corp.(a)	28,885	29,752
American States Water Co.	3,691	146,311
American Vanguard Corp.	9,167	102,487
American Water Works Co., Inc.	3,695	207,437
The Andersons, Inc.	6,430	289,221
Apache Corp.	4,465	279,375
Aqua America, Inc.	14,536	393,199
Archer-Daniels-Midland Co.	12,337	575,274
Baker Hughes, Inc.	3,155	182,958
Calgon Carbon Corp.(a)	5,034	99,321
California Resources Corp.(a)	5,559	28,462
California Water Service Group	7,154	175,559
Cameron International Corp.(a)	10,240	458,547
Carpenter Technology Corp.	5,307	201,348
Century Aluminum Co.(a)	6,417	148,297
CF Industries Holdings, Inc.	12,428	3,795,263
Chesapeake Energy Corp.	17,429	334,288
Chevron Corp.	8,502	871,710
Civeo Corp.	14,255	41,767
Cliffs Natural Resources, Inc.	7,741	49,697
Coeur Mining, Inc.(a)	22,697	142,991
Commercial Metals Co.	16,778	225,161
Continental Resources, Inc.(a)	9,974	452,820
Core Laboratories N.V.	7,491	694,790
CST Brands, Inc.	2,472	106,543
Darling Ingredients, Inc.(a)	11,542	195,983
Deere & Co.	7,333	624,698
Devon Energy Corp.	7,198	433,823
Diamond Offshore Drilling, Inc.	3,190	100,581
Dresser-Rand Group, Inc.(a)	6,704	536,856
Dril-Quip, Inc.(a)	6,275	465,793
Energen Corp.	4,854	307,841
Ensco PLC, Class A	9,480	265,819
EOG Resources, Inc.	4,853	432,063
EP Energy Corp., Class A(a)	16,040	166,014
EQT Corp.	3,493	260,019
Exxon Mobil Corp.	10,833	947,021
First Majestic Silver Corp.(a)	40,390	250,014
FMC Corp.	23,643	1,359,473
FMC Technologies, Inc.(a)	6,853	256,850
Freeport-McMoRan, Inc.	6,163	103,600
Halliburton Co.	14,488	579,375
Harsco Corp.	13,921	205,474
Hecla Mining Co.	78,046	256,771
Helmerich & Payne, Inc.	18,279	1,088,697
Hess Corp.	6,903	465,884
HollyFrontier Corp.	28,340	1,017,973
Hormel Foods Corp.	46,987	2,406,674
Ingredion, Inc.	9,393	757,452
Intrepid Potash, Inc.(a)	32,370	430,845
Joy Global, Inc.	24,262	1,017,548
Kinder Morgan, Inc.	5,763	236,571
Lindsay Corp.	4,274	369,359
Marathon Oil Corp.	29,622	787,945
Marathon Petroleum Corp.	14,249	1,319,315

	Shares	Value (Note 2)

United States (continued)
McEwen Mining, Inc.(a)	29,851	$37,314
Monsanto Co.	39,811	4,696,902
The Mosaic Co.	56,938	2,772,311
Murphy Oil Corp.	7,071	317,559
National Oilwell Varco, Inc.	4,787	260,556
Newfield Exploration Co.(a)	8,554	254,738
Newmont Mining Corp.	84	2,113
Noble Energy, Inc.	4,222	201,558
NOW, Inc.(a)	1,643	40,993
Nucor Corp.	4,675	204,064
Occidental Petroleum Corp.	7,511	600,880
Oceaneering International, Inc.	18,894	989,290
Oil States International, Inc.(a)	6,030	247,652
Paragon Offshore PLC	3,058	6,391
PBF Energy, Inc., Class A	20,977	589,454
Peabody Energy Corp.	7,370	45,915
Phillips 66	10,779	757,979
Pilgrim’s Pride Corp.	52,159	1,416,117
Pioneer Natural Resources Co.	2,078	312,801
Plum Creek Timber Co., Inc. REIT	4,614	205,415
Potash Corp. REIT	7,200	286,992
Rayonier Advanced Materials, Inc.	4,357	74,592
Rayonier, Inc. REIT	33,134	972,483
Reliance Steel & Aluminum Co.	14,988	784,922
Royal Gold, Inc.	59	4,275
RPC, Inc.	55,932	697,472
Sanderson Farms, Inc.	51,249	4,097,870
Schlumberger, Ltd.	10,293	848,040
Seventy Seven Energy, Inc.(a)	592	2,338
SM Energy Co.	11,797	446,163
Southern Copper Corp.	40,191	1,096,411
Southwestern Energy Co.(a)	7,599	188,379
Spectra Energy Corp.	5,869	196,259
Steel Dynamics, Inc.	17,923	305,408
Stillwater Mining Co.(a)	112	1,531
Superior Energy Services, Inc.	10,901	218,020
Tesoro Corp.	6,441	526,423
Tyson Foods, Inc., Class A	12,392	483,784
Valero Energy Corp.	27,352	1,446,374
Walter Energy, Inc.	68,768	64,106
Western Refining, Inc.	14,043	521,417
Weyerhaeuser Co. REIT	22,259	797,985
Whiting Petroleum Corp.(a)	2,199	66,014
The Williams Co., Inc.	7,776	341,055
Worthington Industries, Inc.	7,978	238,782

		60,122,581

TOTAL COMMON STOCKS (Cost $126,896,246)		109,567,621

MASTER LIMITED PARTNERSHIPS (0.34%)
United States (0.34%)
Buckeye Partners LP	977	71,096
CVR Partners LP	7,942	92,921
Energy Transfer Partners LP	2,591	159,088
Enterprise Products Partners LP	10,676	367,682
Magellan Midstream Partners LP	2,054	159,226
MarkWest Energy Partners LP	1,427	84,093
Plains All American Pipeline LP	3,090	153,233
Rentech Nitrogen Partners LP	7,631	83,178

	Shares	Value (Note 2)

United States (continued)
Williams Partners LP	1,434	$60,816

		1,231,333

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,357,464)		1,231,333

	Principal Amount	Value (Note 2)

COMMODITY-LINKED NOTES (1.01%)
Bank of America Corp., Commodity-Linked Note Linked to the Merrill Lynch Commodity Index eXtra J-Series F3 Total Return Index, 0.000%, 2/9/16(c)	$4,100,000	$3,632,120

TOTAL COMMODITY-LINKED NOTES (Cost $4,100,000)		3,632,120

GOVERNMENT BONDS (56.53%)
U.S. Treasury Bonds (56.53%)
United States Treasury Inflation Indexed Bonds
0.500%, 4/15/15(d)	11,907,048	11,788,442
1.875%, 7/15/15	8,803,675	8,848,037
2.000%, 1/15/16	21,122,855	21,520,556
0.125%, 4/15/16(d)	79,183,700	79,548,658
2.500%, 7/15/16	2,163,668	2,268,640
0.875%, 11/30/16	25,000,000	25,208,975
2.375%, 1/15/17(d)	10,248,088	10,850,962
0.125%, 4/15/17(d)	15,078,550	15,290,584
2.625%, 7/15/17(d)	14,530,028	15,782,109
1.625%, 1/15/18	11,274,300	12,022,102

		203,129,065

TOTAL GOVERNMENT BONDS (Cost $205,686,882)		203,129,065

Expiration Date	Exercise Price	Number of Contracts	Value

PURCHASED OPTIONS (0.22%)
Purchased Call Options (0.14%)
WTI Crude Future:
11/17/15	$80.00	500	$445,000
11/17/15	100.00	225	54,000

			499,000

Total Purchased Call Options (Cost $1,373,465)			499,000

Purchased Put Options (0.08%)
SPDR® S&P 500® ETF Trust:
3/20/15	175.00	475	51,300
6/19/15	185.00	300	151,800

			203,100

Expiration	Exercise	Number of
Date	Price	Contracts	Value

Put (continued)
Corn Future:
4/24/15	$350.00	200	$50,000

Total Purchased Put Options (Cost $655,261)			253,100

TOTAL PURCHASED OPTIONS (Cost $2,028,726)			752,100

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (7.93%)
Money Market Fund (7.93%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.00004%	28,492,363	$28,492,363

TOTAL SHORT TERM INVESTMENTS (Cost $28,492,363)			28,492,363

TOTAL INVESTMENTS (96.52%) (Cost $368,561,681)			$346,804,602

Other Assets In Excess Of Liabilities (3.48%)(e)			12,512,003

NET ASSETS - 100.00%			$359,316,605

(a)	Non-Income Producing Security.
(b)

Security exempt from registration under rule 144A of the securities act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2015, the market value of those securities was $263,789, representing 0.07% of the Fund’s net assets.

(c)	Floating or variable rate security. Interest rate disclosed is that which is in effect at January 31, 2015.
(d)	Security, or portion of security, is being held as collateral for total return swap contracts, futures contracts and written options aggregating a total market value of $40,020,269.
(e)	Includes cash which is being held as collateral for total return swap contracts, future contracts and written options in the amount of $24,828,648.

Common Abbreviations:

A/S - Aktieselskab is the Danish equivalent for the term Stock Company.

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

ETF - Exchange Traded Fund.

GDR - Global Depositary Receipt.

KK - Kabushiki Kaisha is the Japanese equivalent for the term Stock Company.

Ltd. - Limited.

LP - Limited Partnership.

N.V. - Naamloze vennootschap is the Dutch term for a public limited liability corporation.

OYJ - Osakeyhtio is the Finnish equivalent of a public limited company.

PLC - Public Limited Co.

REIT - Real Estate Investment Trust.

SA - Generally designated corporations in various countries, mostly those employing the civil law.

SAA - Sociedad Anonima Abierta is the Peruvian term used for companies with 20 or more shareholders.

SAB de CV - A variable capital company.

SCA - Societe en commandite pe actiuni is the Romanian term for limited liability partnership.

SpA - Societa per Azione.

SPDR - Standard & Poor’s Depository Receipt.

S&P - Standard & Poor’s.

For Fund compliance purposes, the Fund’s industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries and regions are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Call Options
Corn Future	4/24/15	$420.00	(50)	$(10,313)
WTI Crude Future:
	11/17/15	90.00	(500)	(210,000)
	11/17/15	100.00	(225)	(54,000)

TOTAL WRITTEN CALL OPTIONS (Premiums received $779,875)				(274,313)

Written Put Options
Natural Gas Option	2/24/15	3.25	(45)	(261,450)
WTI Crude Future:
	11/17/15	49.00	(100)	(352,000)
	11/17/15	70.00	(100)	(1,533,000)

TOTAL WRITTEN PUT OPTIONS (Premiums received $885,361)				(2,146,450)

TOTAL WRITTEN OPTIONS (Premiums received $1,665,236)				$(2,420,763)

FUTURES CONTRACTS

			Expiration	Value	Unrealized
Description	Position	Contracts	Date	(Note 2)	Appreciation

Copper Future	Short	(54)	3/30/15	$(3,367,575)	$803,036
Corn Future	Long	42	5/15/15	794,850	5,996
NY Harbor ULSD Future	Long	8	3/02/15	571,469	29,988
Platinum Future	Long	42	4/29/15	2,600,220	27,621
WTI Crude Future	Short	(187)	2/20/15	(9,020,880)	87,395
WTI Crude Future	Long	10	2/23/15	482,400	18,079

				$(7,939,516)	$972,115

			Expiration	Value	Unrealized
Description	Position	Contracts	Date	(Note 2)	Depreciation

Brent Crude Future	Long	265	2/13/15	$14,042,350	$(295,320)
Gold 100 Oz. Future	Long	22	4/29/15	2,814,240	(30,186)
Soybean Meal Future	Long	20	3/16/15	659,800	(14,952)

				$17,516,390	$(340,458)

TOTAL RETURN SWAP CONTRACTS(a)

			Amount Paid by the		Unrealized
Counterparty Reference	Obligation	Notional Amount	Fund	Termination Date	Appreciation

Bank of America - Merrill Lynch	ML Aluminum GA6	$4,670,982	USB3MTA* + 10 bps	06/30/2015	$1,860
Bank of America - Merrill Lynch	ML eXtra Silver GA6	503,596	USB3MTA* + 10 bps	06/30/2015	51,817

					$53,677

			Amount Paid by the		Unrealized
Counterparty Reference	Obligation	Notional Amount	Fund	Termination Date	Appreciation

Bank of America - Merrill Lynch	MLCS Coffee J-F3	$(3,993,667)	USB3MTA*	06/30/2015	$101,351
Bank of America - Merrill Lynch	MLCS Copper J-F3	(4,713,190)	USB3MTA*	06/30/2015	560,409

					$661,760
			Total Appreciation		$715,437

			Amount Paid by the		Unrealized
Counterparty Reference	Obligation	Notional Amount	Fund	Termination Date	Depreciation

Societe Generale	CRB 3 Month Forward Total Return Index**	$112,234,771	USB3MTA* + 35 bps	11/28/2014	$(4,966,031)
Bank of America - Merrill Lynch	CRB 3 Month Forward Total Return Index**	53,525,869	USB3MTA* + 35 bps	06/30/2015	(2,087,845)
Citigroup	CRB 3 Month Forward Total Return Index**	31,407,586	USB3MTA* + 27 bps	09/18/2015	(1,389,685)
UBS	CRB 3 Month Forward Total Return Index**	23,056,445	USB3MTA* + 40 bps	11/28/2014	(1,020,174)
Bank of America - Merrill Lynch	LME Copper Future	4,017,600	USB3MTA*	02/24/2015	(695,550)
Bank of America - Merrill Lynch	ML eXtra Copper GA6	4,725,403	USB3MTA* + 10 bps	06/30/2015	(565,613)
Bank of America - Merrill Lynch	ML eXtra Coffee GA6	4,063,095	USB3MTA* + 10 bps	06/30/2015	(101,371)

					$(10,826,269)

			Amount Paid by the		Unrealized
Counterparty Reference	Obligation	Notional Amount	Fund	Termination Date	Depreciation

Bank of America - Merrill Lynch	MLCS Silver J-F3	$(500,968)	USB3MTA*	06/30/2015	$(51,774)
Bank of America - Merrill Lynch	MLCX Aluminum J-F3	(4,593,101)	USB3MTA*	06/30/2015	(12,924)
					$(64,698)

			Total Depreciation		$(10,890,967)

(a)

The Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligation plus the rate paid by the Fund.

*	United States Auction Results 3 Month Treasury Bill High Discount.
**	CRB – Commodity Research Bureau.

ALPS/KOTAK INDIA GROWTH FUND
CONSOLIDATED STATEMENT OF INVESTMENTS
January 31, 2015 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (93.01%)
Consumer Discretionary (10.05%)
Auto Components (0.63%)
Motherson Sumi Systems, Ltd.	18,780	$136,436

Automobiles (6.11%)
Bajaj Auto, Ltd.	5,079	195,809
Mahindra & Mahindra, Ltd.	8,135	165,740
Maruti Suzuki India, Ltd.	6,731	395,858
Tata Motors, Ltd., Class A	96,470	565,700

		1,323,107

Hotels Restaurants & Leisure (0.85%)
Indian Hotels Co., Ltd.(a)	94,187	183,803

Media (1.58%)
Dish TV India, Ltd.(a)	266,463	341,267

Textiles, Apparel & Luxury Goods (0.88%)
Bata India, Ltd.	8,275	189,702

TOTAL CONSUMER DISCRETIONARY		2,174,315

Consumer Staples (8.56%)
Beverages (2.82%)
United Breweries, Ltd.	17,150	268,932
United Spirits, Ltd.(a)	6,120	341,549

		610,481

Food Products (1.71%)
Britannia Industries, Ltd.	12,162	370,282

Household Products (0.98%)
Jyothy Laboratories, Ltd.	45,363	211,137

Tobacco (3.05%)
ITC, Ltd.	111,220	659,621

TOTAL CONSUMER STAPLES		1,851,521

Energy (3.50%)
Oil, Gas & Consumable Fuels (3.50%)
Hindustan Petroleum Corp., Ltd.	38,893	411,241
Reliance Industries, Ltd.	23,459	346,068

		757,309

TOTAL ENERGY		757,309

Financials (29.11%)
Commercial Banks (22.43%)
Axis Bank, Ltd.	96,664	915,691
Bank of Baroda	75,040	233,430
HDFC Bank, Ltd.	53,533	925,898
ICICI Bank, Ltd.	189,285	1,099,665
IndusInd Bank, Ltd.	24,047	337,312
Punjab National Bank	62,900	191,753
State Bank of India	122,140	607,437
Yes Bank, Ltd.	38,958	540,804

		4,851,990

Consumer Finance (0.92%)
SKS Microfinance, Ltd.(a)	28,291	198,239

Diversified Financial Services (0.66%)

	Shares	Value (Note 2)

Multi Commodity Exchange of India, Ltd.	10,000	$142,005

Insurance (0.87%)
MAX India, Ltd.	24,713	189,353

Real Estate Management & Development (1.25%)
The Phoenix Mills, Ltd.	41,148	269,869

Thrifts & Mortgage Finance (2.98%)
Housing Development Finance Corp.	31,781	645,814

TOTAL FINANCIALS		6,297,270

Health Care (5.79%)
Pharmaceuticals (5.79%)
Cadila Healthcare, Ltd.	9,355	247,465
Cipla, Ltd.	31,720	355,651
Lupin, Ltd.	10,707	273,997
Sun Pharmaceutical Industries, Ltd.	25,383	375,496

		1,252,609

TOTAL HEALTH CARE		1,252,609

Industrials (10.53%)
Construction & Engineering (3.95%)
Larsen & Toubro, Ltd.	21,649	592,530
MBL Infrastructures, Ltd.	37,230	262,361

		854,891

Electrical Equipment (3.55%)
Amara Raja Batteries, Ltd.	17,140	237,754
Crompton Greaves, Ltd.	71,684	218,395
Finolex Cables, Ltd.	50,707	206,746
V-Guard Industries, Ltd.	6,484	104,550

		767,445

Machinery (1.89%)
Thermax, Ltd.	10,435	192,947
Timken India, Ltd.	25,000	216,083

		409,030

Transportation Infrastructure (1.14%)
IL&FS Transportation Networks, Ltd.	72,343	247,843

TOTAL INDUSTRIALS		2,279,209

Information Technology (10.85%)
Internet Software & Services (0.49%)
Info Edge India, Ltd.	7,795	106,915

IT Services (10.36%)
Infosys, Ltd.	31,866	1,095,294
Tata Consultancy Services, Ltd.	20,548	822,949
Tech Mahindra, Ltd.	6,974	322,663

		2,240,906

TOTAL INFORMATION TECHNOLOGY		2,347,821

Materials (11.35%)
Chemicals (2.69%)
Akzo Nobel India, Ltd.	9,546	230,064
Berger Paints India, Ltd.	43,258	159,909
Coromandel International, Ltd.	24,635	115,065
Supreme Industries, Ltd.	8,000	76,280

		581,318

Construction Materials (8.66%)
ACC, Ltd.	10,534	265,001
Century Textiles & Industries, Ltd.	29,541	273,186
JK Cement, Ltd.	33,376	375,097

		Shares	Value (Note 2)

Construction Materials (continued)
Orient Cement, Ltd.		69,974	$213,687
Shree Cement, Ltd.		1,272	224,918
The Ramco Cements, Ltd.		50,689	297,792
Ultratech Cement, Ltd.		4,433	224,622

			1,874,303

TOTAL MATERIALS			2,455,621

Telecommunication Services (2.08%)
Diversified Telecommunication (0.84%)
Tata Communications, Ltd.		27,670	183,010

Wireless Telecommunication Services (1.24%)
Bharti Airtel, Ltd.		44,470	267,861

TOTAL TELECOMMUNICATION SERVICES			450,871

Utilities (1.19%)
Electric Utilities (0.60%)
KSK Energy Ventures, Ltd.(a)		105,505	129,681

Independent Power and Renewable Energy Producers (0.59%)
PTC India, Ltd.		79,135	127,274

TOTAL UTILITIES			256,955

TOTAL COMMON STOCKS (Cost $15,726,987)			20,123,501

7-Day Yield		Shares	Value (Note 2)

SHORT TERM INVESTMENTS (0.47%)
Money Market Fund (0.47%)
Dreyfus Cash Advantage Fund, Institutional Class	0.103%	101,787	101,787

TOTAL SHORT TERM INVESTMENTS (Cost $101,787)			101,787

TOTAL INVESTMENTS (Cost $15,828,774) (93.48%)			$20,225,288

Other Assets In Excess Of Liabilities (6.52%)			1,409,557

NET ASSETS (100.00%)			$21,634,845

(a)	Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS Real Asset Income Fund
CONSOLIDATED STATEMENT OF INVESTMENTS
January 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)

CLOSED-END FUNDS (1.67%)
HICL Infrastructure Co. Ltd.	12,400	$28,389
International Public Partnerships Ltd.	13,300	27,144

		55,533

TOTAL CLOSED-END FUNDS (Cost $53,968)		55,533

COMMON STOCKS (51.30%)
Basic Materials (5.27%)
Chemicals (3.44%)
CF Industries Holdings, Inc.	137	41,837
Monsanto Co.	164	19,349
The Mosaic Co.	443	21,570
Potash Corp. of Saskatchewan, Inc.	867	31,680

		114,436

Iron/Steel (0.39%)
Carpenter Technology Corp.	63	2,390
Gerdau SA, Sponsored ADR	691	2,384
Steel Dynamics, Inc.	133	2,266
Vale SA, Sponsored ADR	828	5,821

		12,861

Mining (1.44%)
Goldcorp, Inc.	862	20,714
Kinross Gold Corp.(a)	3,189	10,811
Rio Tinto PLC, Sponsored ADR	166	7,325
Southern Copper Corp.	336	9,166

		48,016

TOTAL BASIC MATERIALS		175,313

Communications (3.10%)
Telecommunications (3.10%)
Eutelsat Communications SA	1,300	44,724
SES SA	1,600	58,389

		103,113

TOTAL COMMUNICATIONS		103,113

Consumer, Cyclical (2.05%)
Storage/Warehousing (2.05%)
Westshore Terminals Investment Corp.	2,700	67,994

TOTAL CONSUMER, CYCLICAL		67,994

Consumer, Non-Cyclical (6.91%)
Commercial Services (6.06%)
Atlantia SpA	3,100	79,974
Jiangsu Expressway Co. Ltd., Class H	48,000	59,626

		Value
	Shares	(Note 2)

Commercial Services (continued)
Zhejiang Expressway Co. Ltd., Class H	48,700	$62,129

		201,729

Food (0.85%)
Tyson Foods, Inc., Class A	722	28,187

TOTAL CONSUMER, NON-CYCLICAL		229,916

Energy (11.59%)
Energy-Alternate Sources (3.18%)
Pattern Energy Group, Inc.	1,629	47,599
TransAlta Renewables, Inc.	5,800	58,151

		105,750

Oil & Gas (4.23%)
California Resources Corp.(a)	74	379
Chevron Corp.	133	13,636
ConocoPhillips	243	15,304
Eni SpA, Sponsored ADR	377	12,780
HollyFrontier Corp.	114	4,095
Marathon Oil Corp.	537	14,284
Marathon Petroleum Corp.	314	29,073
Murphy Oil Corp.	383	17,201
Occidental Petroleum Corp.	185	14,800
Valero Energy Corp.	362	19,143

		140,695

Pipelines (4.18%)
Inter Pipeline Ltd.	1,400	36,402
Spectra Energy Corp.	1,200	40,128
TransCanada Corp.	1,400	62,293

		138,823

TOTAL ENERGY		385,268

Industrials (6.91%)
Engineering & Construction (2.63%)
Ferrovial SA	2,200	43,717
Sydney Airport	11,300	43,897

		87,614

Environmental Control (2.55%)
Pennon Group PLC	2,100	28,103
Waste Management, Inc.	1,100	56,573

		84,676

Machinery-Construction & Mining (0.19%)
Joy Global, Inc.	150	6,291

Machinery-Diversified (0.20%)
AGCO Corp.	152	6,588

Transportation (1.34%)
Hutchison Port Holdings Trust	62,400	44,616

TOTAL INDUSTRIALS		229,785

		Value
	Shares	(Note 2)

Utilities (15.47%)
Electric (7.15%)
AusNet Services	26,500	$28,882
DUET Group	14,700	28,610
PG&E Corp.	800	47,048
Spark Infrastructure Group	16,700	27,822
Terna Rete Elettrica Nazionale SpA	15,700	68,871
Transmissora Alianca	5,000	36,560

		237,793

Gas (6.51%)
Enagas SA	1,100	34,928
Hong Kong & China Gas Co. Ltd.	19,510	44,797
Keyera Corp.	400	23,609
National Grid PLC	3,000	42,272
Snam SpA	14,500	71,045

		216,651

Water (1.81%)
Severn Trent PLC	900	29,172
United Utilities Group PLC	2,000	30,937

		60,109

TOTAL UTILITIES		514,553

TOTAL COMMON STOCKS (Cost $1,660,077)		1,705,942

EXCHANGE TRADED FUNDS (2.04%)
PowerShares DB Commodity Index Tracking Fund	3,900	67,860

TOTAL EXCHANGE TRADED FUNDS (Cost $99,456)		67,860

EXCHANGE TRADED NOTES (1.78%)
ELEMENTS Linked to the Rogers International Commodity Index - Total Return(a)	10,000	59,300

TOTAL EXCHANGE TRADED NOTES (Cost $80,542)		59,300

MASTER LIMITED PARTNERSHIPS (24.83%)
Energy (24.83%)
Pipelines (24.83%)
Access Midstream Partners LP(a)	554	28,669
Atlas Pipeline Partners LP	426	11,498
Buckeye Partners LP	676	49,193
Crestwood Midstream Partners LP	814	12,503
DCP Midstream Partners LP	482	18,089
Enbridge Energy Partners LP	1,038	40,856
Energy Transfer Partners LP	1,035	63,549
EnLink Midstream Partners LP	578	16,577
Enterprise Products Partners LP	2,389	82,277
EQT Midstream Partners LP	214	18,158
Genesis Energy LP	429	18,589
Magellan Midstream Partners LP	825	63,954
MarkWest Energy Partners LP	958	56,455

		Value
	Shares	(Note 2)

Pipelines (continued)
NGL Energy Partners LP	365	$10,300
NuStar Energy LP	354	21,622
ONEOK Partners LP	856	35,387
Plains All American Pipeline LP	1,324	65,657
Regency Energy Partners LP	1,559	40,004
Spectra Energy Partners LP	283	15,381
Sunoco Logistics Partners LP	833	34,753
Targa Resources Partners LP	557	25,093
TC PipeLines LP	253	17,227
Tesoro Logistics LP	282	15,513
Western Gas Partners LP	417	29,428
Williams Partners LP	828	35,115

		825,847

TOTAL ENERGY		825,847

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $849,443)		825,847

	Principal Amount	Value (Note 2)

COMMODITY-LINKED NOTES (4.79%)
Bank of America Corp., Commodity-Linked Note Linked to the Merrill Lynch Commodity Index eXtra J-Series F3 Total Return Index, 0.00%, Series 0001 02/09/2016(b)	$100,000	88,588
UBS AG Commodity-Linked Note Linked to the Thomson Reuters/Jefferies CRB 3 Month Forward Index, 0.00% 02/09/2016(b)	80,000	70,809

TOTAL COMMODITY-LINKED NOTES (Cost $180,000)		159,397

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (7.27%)
Money Market Funds (7.27%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.00004%	238,334	238,334
Morgan Stanley Institutional Liquidity Fund, Prime Portfolio	0.062%	3,327	3,326

TOTAL SHORT TERM INVESTMENTS (Cost $241,660)			241,660

TOTAL INVESTMENTS (93.68%) (Cost $3,165,146)			$3,115,539

SEGREGATED CASH (4.53%)(c)			150,649

Value (Note 2)

Other Assets In Excess Of Liabilities (1.79%)	59,461

NET ASSETS (100.00%)	$3,325,649

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Call Options
Market Vectors Agribusiness ETF	02/20/2015	53.00	(6)	(570)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $445)				$(570)

(a)	Non-Income Producing Security.
(b)	Floating or variable rate security. Interest rate disclosed is that which is in effect at January 31, 2015.
(c)	Cash is being held as collateral for written options.

Common Abbreviations:

ADR - American Depositary Receipt.

ETF - Exchange Traded Fund.

LP - Limited Partnership.

Ltd. - Limited.

PLC - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SpA - Societa’ Per Azioni is an Italian shared company.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Red Rocks Listed Private Equity Fund
STATEMENT OF INVESTMENTS
January 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)

CLOSED-END FUNDS (8.62%)
HBM Healthcare Investments AG, Class A	97,500	$10,353,136
HgCapital Trust PLC	792,858	12,694,384
Oakley Capital Investments, Ltd.(a)	3,005,664	6,835,973
Pantheon International Participations PLC, Ordinary Shares(a)	278,208	5,393,008
Pantheon International Participations PLC, Redeemable Shares(a)	317,700	5,861,871

		41,138,372

TOTAL CLOSED-END FUNDS (Cost $37,556,551)		41,138,372

COMMON STOCKS (90.86%)
Diversified (11.84%)
Holding Companies-Diversified Operations (11.84%)
Ackermans & van Haaren N.V.	129,170	15,362,507
Remgro, Ltd.	372,397	8,658,350
Schouw & Co.	326,222	15,159,636
Wendel SA	154,318	17,342,021

		56,522,514

TOTAL DIVERSIFIED		56,522,514

Financials (74.58%)
Diversified Financial Services (19.10%)
Apollo Global Management LLC, Class A	627,415	15,603,811
Ares Management LP	96,070	1,824,369
The Blackstone Group LP	768,226	28,685,559
The Carlyle Group LP	764,342	20,102,195
KKR & Co. LP	1,039,333	24,954,385

		91,170,319

Investment Companies (36.61%)
3i Group PLC	3,207,180	22,187,211
Altamir Amboise	1,167,820	13,684,628
Ares Capital Corp.	521,082	8,676,015
Aurelius AG	565,815	22,691,269
Eurazeo SA	339,970	23,956,591
Grand Parade Investments, Ltd.	6,989,891	3,781,564
Hosken Consolidated Investments, Ltd.	739,090	9,640,856
Investor AB, B Shares	514,038	18,749,446
IP Group PLC(a)	2,637,857	9,364,698
Leucadia National Corp.	309,047	7,006,096
mutares AG	19,409	1,567,930
Onex Corp.	351,168	19,275,965

		Value
	Shares	(Note 2)

Investment Companies (continued)
SVG Capital PLC(a)	2,157,263	$14,144,080

		174,726,349

Private Equity (14.67%)
Castle Private Equity, Ltd.	347,681	5,111,842
Electra Private Equity PLC(a)	305,026	13,939,120
HarbourVest Global Private Equity, Ltd.	2,395,321	30,480,460
Riverstone Energy, Ltd.(a)	690,383	9,447,088
Standard Life European Private Equity Trust PLC, Ordinary Shares	3,530,633	11,021,230

		69,999,740

Real Estate (4.20%)
Brookfield Asset Management, Inc., Class A	393,636	20,067,564

TOTAL FINANCIALS		355,963,972

Industrials (4.44%)
Miscellaneous Manufacturers (4.44%)
Danaher Corp.	186,808	15,389,243
Melrose Industries PLC	1,459,149	5,824,095

		21,213,338

TOTAL INDUSTRIALS		21,213,338

TOTAL COMMON STOCKS (Cost $375,828,989)		433,699,824

	7-Day		Value
	Yield	Shares	(Note 2)

SHORT TERM INVESTMENTS (0.83%)
Money Market Fund (0.83%)
Morgan Stanley Institutional Liquidity Fund - Prime Portfolio	0.062%	3,938,674	3,938,674

TOTAL SHORT TERM INVESTMENTS (Cost $3,938,674)			3,938,674

TOTAL INVESTMENTS (100.31%) (Cost $417,324,214)			$478,776,870

Liabilities In Excess Of Other Assets (-0.31%)			(1,463,420)

NET ASSETS (100.00%)			$477,313,450

(a) Non-Income Producing Security.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Sterling ETF Tactical Rotation Fund
STATEMENT OF INVESTMENTS
January 31, 2015 (Unaudited)

			Value
		Shares	(Note 2)

EXCHANGE TRADED FUNDS (94.61%)
Vanguard® REIT ETF		142,013	$12,291,225
Vanguard® Total Bond Market ETF		145,717	12,291,229

			24,582,454

TOTAL EXCHANGE TRADED FUNDS (Cost $23,766,530)			24,582,454

7-Day			Value
Yield		Shares	(Note 2)

SHORT TERM INVESTMENTS (4.33%)
Money Market Fund (4.33%)
Morgan Stanley Institutional Liquidity Fund, Prime Portfolio	0.062%	1,125,296	1,125,296

TOTAL SHORT TERM INVESTMENTS (Cost $1,125,296)			1,125,296

TOTAL INVESTMENTS (98.94%) (Cost $24,891,826)			$25,707,750

Other Assets In Excess Of Liabilities (1.06%)			274,308

NET ASSETS (100.00%)			$25,982,058

Common Abbreviations:

ETF - Exchange Traded Fund.

REIT - Real Estate Investment Trust.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Westport Resources Hedged High Income Fund
STATEMENT OF INVESTMENTS
January 31, 2015 (Unaudited)

	Shares	Value (Note 2)

EXCHANGE TRADED FUNDS (1.69%)
ProShares UltraShort Russell 2000®(a)	8,940	$ 373,603

TOTAL EXCHANGE TRADED FUNDS (Cost $374,717)		373,603

	Principal Amount	Value (Note 2)

BANK LOANS (30.82%)(b)
Basic Materials (0.44%)
Citadel Plastics Holdings, Inc., First Lien Initial Term Loan
5.250% 11/05/2020	19,000	18,905
Tensar Corp., First Lien Term Loan
5.750% 07/09/2021	84,788	77,157

Total Basic Materials		96,062

Communications (4.79%)
ABG Intermediate Holdings LLC, First Lien Term Loan
5.500% 05/27/2021	99,250	99,374
Answers Corporation, First Lien Term Loan
6.250% 10/01/2021	62,000	59,365
Auction.com, A-2 Term Loan
5.250% 02/28/2017	2,964	2,949
Auction.com, A-4 Term Loan
L+4.25% 02/28/2017 (c)	51,036	50,781
Block Communications, Incremental Term B Loan
4.250% 11/07/2021	69,825	69,650
ConvergeOne Holdings Corp., First Lien Initial Term Loan
6.000% 06/17/2020	50,745	50,491
Encompass Digital Media, Inc., Second Lien Tranche B Term Loan
8.750% 06/06/2022	100,000	99,750
Extreme Reach, Inc., Second Lien Initial Term Loan
10.500% 01/22/2021	160,000	159,734
Ion Media Networks, Inc., Term Loan
L+3.750% 12/18/2020 (c)	16,000	15,900
iParadigms Holdings LLC, First Lien Initial Term Loan
5.000% 07/30/2021	41,895	41,162
MediArena Acquisition BV, (fka AP NMT Acquisition BV), First Lien Term B Loan
L+5.75% 08/13/2021 (c)	98,785	98,291
Miller Heiman, Inc., Term Loan
6.750% 09/30/2019	34,779	33,924
NextGen Networks Pty. Ltd. (Nextgen Finance LLC), Term B Loan
5.000% 05/31/2021	99,750	95,261
Presidio, Inc., Term Loan
L+5.25% 01/26/2022 (c)	26,000	25,220
RentPath LLC, Term Loan
6.250% 12/17/2021	51,000	50,150

	Principal Amount	Value (Note 2)

Communications (continued)
TCH-2 Holdings LLC (TravelClick, Inc.), First Lien Initial Term Loan
5.500% 05/06/2021	$ 99,756	$ 98,260
YP LLC, Term Loan
L+6.750% 06/04/2018 (c)	5,580	5,650

Total Communications		1,055,912

Consumer, Cyclical (5.93%)
Amaya Holdings BV, First Lien Initial Term B Loan
5.000% 08/01/2021	111,720	109,643
AMF Bowling Centers, Inc., Term B Loan
7.250% 09/18/2021	41,895	41,162
BDF Acquisition Corp., Initial Term Loan
5.250% 02/12/2021	124,625	122,132
BDF Acquisition Corp., Second Lien Initial Term Loan
9.000% 02/12/2022	23,000	21,850
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.) Term B-7 Loan
9.750% 01/28/2018	199,000	178,323
Caesars Growth Properties Holdings LLC First Lien Term B Loan
6.250% 05/08/2021	45	41
Deluxe Entertainment Services Group, Inc., Initial Term Loan
6.500% 02/28/2020	93,854	87,519
Fitness International LLC, Term B Loan
L+4.50% 07/01/2020 (c)	75,555	72,392
GOBP Holdings, Inc., First Lien Initial Term Loan
5.750% 10/21/2021	28,000	28,052
Great Wolf Resorts, Inc., Term B Loan
5.750% 08/06/2020	54,000	53,910
GST AutoLeather, Inc., Commitment Term B Loan
6.500% 07/10/2020	99,750	98,752
Hercules Achievement, Inc. (aka Varsity Brands, Inc.), First Lien Initial Term Loan
6.000% 12/10/2021	13,000	13,098
Mattress Holding Corp., Initial Term Loan
L+4.25% 10/20/2021 (c)	31,000	31,116
MPG Holdco I, Inc., Initial Term Loan
4.250% 10/20/2021	83,000	83,151
PODS, Inc., First Lien Term B Loan
L+4.25% 01/28/2022 (c)	18,000	18,060
PODS, Inc., Second Lien Term Loan
L+8.25% 01/27/2023 (c)	5,000	5,033
Twin River Management Group, Inc. (fka BLB Management Services, Inc.), Closing Date Term Loan
5.250% 07/10/2020	243,542	243,808

	Principal Amount	Value (Note 2)

Consumer, Cyclical (continued)
World Triathlon Corp., Initial Term Loan
5.250% 06/25/2021	$ 99,500	$ 98,754

Total Consumer, Cyclical		1,306,796

Consumer, Non-cyclical (5.99%)
Academi Holdings LLC (ERSM (International) Ltd.), First Lien Term Loan
6.250% 07/25/2019	41,800	41,591
Accuvant Finance LLC, Initial Term Loan
L+5.25% 01/28/2022 (c)	74,000	74,370
Amneal Pharmaceuticals LLC, Term B Loan
L+4.00% 11/01/2019 (c)	4	4
CCS Intermediate Holdings LLC, First Lien Initial Term Loan
5.000% 07/23/2021	19,950	19,501
Central Security, First Lien Initial Term Loan
6.250% 10/06/2020	47,000	46,354
CPI Buyer, First Lien Initial Term Loan
5.500% 08/16/2021	36,908	36,446
Global Cash Access, Inc., Term B Loan
6.250% 12/18/2020	37,000	36,491
Global Knowledge Training LLC, First Lien Term Loan
L+5.50% 01/29/2021 (c)	15,000	15,000
Marine Acquisition Corp., Term Loan
5.250% 01/30/2021	462,054	462,053
Millennium Health LLC (fka Millennium Laboratories LLC), Tranche B Term Loan
5.250% 04/16/2021	18,953	18,921
Mister Car Wash Holdings, Inc., Term Loan
5.000% 08/20/2021	41,790	41,738
Navex Global, Inc., First Lien Term Loan
5.750% 11/19/2021	4,000	3,950
Navex Global, Inc., Second Lien Term Loan
L+8.75% 11/18/2022 (c)	46,000	45,310
ProQuest LLC (fka ProQuest-CSA LLC), Initial Term Loan
L+4.25% 10/24/2021 (c)	78,000	78,049
Sun Products Corp. (fka Huish Detergents, Inc.), Tranche B Term Loan
5.500% 03/23/2020	98,507	94,875
Therakos, Inc., First Lien Term Loan
L+5.75% 12/27/2017 (c)	27,000	26,899
TierPoint LLC, First Lien Initial Term Loan
L+4.25% 12/02/2022 (c)	29,000	28,800
Vestcom International, Inc. (fka Vector Investment Holdings, Inc.), Second Lien Term Loan
8.750% 09/30/2022	88,000	86,680

	Principal Amount	Value (Note 2)

Consumer, Non-cyclical (continued)
Vestcom International, Inc. (fka Vector Investment Holdings, Inc.), Term Loan
L+4.25% 09/30/2021 (c)	$ 118,000	$ 117,410
Wyle Services Corp., Term Loan
5.000% 05/23/2021	44,478	44,441

Total Consumer, Non-cyclical		1,318,883

Diversified (2.01%)
Emerald 2 Ltd., Facility B1 Loan
L+4.00% 05/14/2021 (c)	100,000	96,750
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan
6.000% 09/02/2021	63,000	63,158
US LBM Holdings LLC, Initial Term Loan
8.000% 05/02/2020	287,750	281,995

Total Diversified		441,903

Energy (0.21%)
Expro Financial Services, S.a.r.l., Initial Term Loan
5.750% 09/02/2021	45,000	35,325
Preferred Proppants LLC, Term Loan
6.750% 07/27/2020	13,913	11,339

Total Energy		46,664

Financials (5.35%)
Aptean, Inc., First Lien Term Loan
5.250% 02/26/2020	99,250	96,107
Asurion LLC (fka Asurion Corp.), Incremental Tranche B-1 Term Loan
L+3.75% 05/24/2019 (c)	147,367	146,665
Asurion LLC (fka Asurion Corp.), Second Lien Term Loan
L+7.50% 03/03/2021 (c)	383,879	380,760
DTZ US Borrower LLC, Second Lien Initial Term Loan
L+8.25% 11/04/2022	38,000	37,762
DTZ US Borrower LLC, Term Loan
L+4.50% 11/04/2021 (c)	60,000	60,113
IG Investments Holdings LLC, Term B Loan
6.000% 10/31/2021	50,000	49,813
Liquidnet Holdings, Inc., Term Loan
7.750% 05/22/2019	97,500	93,600
LTCG Holdings Corp., Initial Term Loan
6.000% 06/06/2020	97,500	96,037
NXT Capital, Inc. (NXT Capital LLC), Facility Term Loan
6.250% 09/04/2018	99,497	99,995
RCS Capital Corp., First Lien Term Loan
L+5.50% 04/29/2019 (c)	105,000	100,800
York Risk Services Holding Corp. (Onex York Finance LP), Term Loan
L+3.75% 10/01/2021 (c)	16,244	16,169
York Risk Services Holding Corp., Delayed Draw Term Loan
L+3.75% 10/01/2021 (c)	1,756	1,748

Total Financials		1,179,569

	Principal Amount	Value (Note 2)

Industrials (3.14%)
C.H.I. Overhead Doors, Inc., First Lien Term Loan
5.500% 03/18/2019	$ 48,880	$ 48,615
Charter Nex U.S. Holdings, Inc., Term B Loan
L+4.25% 02/04/2022 (c)	19,000	18,810
Distribution International, Inc., Term Loan
L+5.00% 12/10/2021 (c)	33,000	32,917
Dynacast International LLC, Term Loan
L+4.25% 01/28/2022 (c)	31,000	30,923
Electrical Components International, Inc., Term Loan
L+4.75% 05/28/2021 (c)	118	118
Mirion Technologies (GDS), Inc. (fka Global Dosimetry Solutions, Inc.), Term Loan
L+4.75% 01/26/2022 (c)	29,000	28,964
NN, Inc., Loan
6.000% 08/27/2021	36,471	36,426
NVLX Acquisition LLC, First Lien Term Loan
6.000% 12/05/2021	183,000	182,657
NVLX Acquisition LLC, Second Lien Closing Date Term Loan
9.750% 06/05/2022	51,000	49,852
Pelican Products, Inc., Second Lien Term Loan
9.250% 04/09/2021	150,000	148,500
Pro Mach Group, Inc., First Lien Dollar Term Loan
L+4.50% 10/22/2021 (c)	10,000	10,029
Quality Home Brands Holdings LLC, First Lien Initial Term Loan
7.750% 12/17/2018	49,500	49,376
U.S. Shipping Corp. (fka U.S. Shipping Partners LP), Tranche B-1 Term Loan
5.500% 04/30/2018	54,911	54,225

Total Industrials		691,412

Technology (2.96%)
Datapipe, Second Lien Initial Term Loan
L+7.50% 09/16/2019 (c)	13,000	12,480
Lanyon Solutions, Inc., First Lien Term Loan
5.500% 11/13/2020	99,499	96,597
Novetta LLC, Initial Term Loan
L+5.00% 10/02/2020 (c)	50,745	50,618
P2 Lower Acquisition LLC, First Lien Initial Term Loan
L+4.50% 10/22/2020 (c)	97,739	97,373
QBS Holding Company, Term Loan
5.750% 08/07/2021	200,000	198,000
Regit Eins GmbH (TV Borrower US LLC), First Lien Dollar Term Loan
6.000% 01/08/2021	100,000	98,208
Stratus Technologies Bermuda Ltd. (Stratus Technologies, Inc.), Inc., Initial Term Loan
6.000% 04/28/2021	24,863	24,795

	Principal Amount	Value (Note 2)

Technology (continued)
Vencore, Inc. (fka SI Organization, Inc.), First Lien Initial Term Loan
L+4.75% 11/14/2019 (c)	$ 65,150	$ 65,110
L+4.75% 11/23/2019 (c)	8,618	8,612

Total Technology		651,793

TOTAL BANK LOANS (Cost $6,837,472)		6,788,994

CONVERTIBLE CORPORATE BONDS (4.19%)
Communications (3.00%)
Alaska Communications Systems Group, Inc., Conv. Sub. Notes
6.250% 05/01/2018	250,000	237,812
TeleCommunication Systems, Inc., Conv. Sr. Unsec. Notes
7.750% 06/30/2018	450,000	424,125

Total Communications		661,937

Financials (1.19%)
Pinetree Capital Ltd., Conv. Sub. Notes
10.000% 05/31/2016	450,000	261,175

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,045,717)		923,112

CORPORATE BONDS (42.60%)
Basic Materials (2.28%)
American Gilsonite Co., Second Lien Notes
11.500% 09/01/2017 (d)	500,000	475,000
Eco Services Operations LLC/Eco Finance Corp., Sr. Unsec. Notes
8.500% 11/01/2022 (d)	26,000	26,260

Total Basic Materials		501,260

Communications (7.09%)
Baker & Taylor Acquisitions Corp., Second Lien Notes
15.000% 04/01/2017 (d)	380,000	362,900
Broadview Networks Holdings, Inc., Sec. Notes
10.500% 11/15/2017	500,000	471,250
Clear Channel Communications, Inc., First Lien Notes
9.000% 12/15/2019	75,000	73,406
Interactive Network, Inc. / FriendFinder Networks, Inc., First Lien Notes
14.000% 12/20/2018	242,410	187,868
Sprint Communications, Inc., Sr. Unsec. Notes
7.000% 08/15/2020	125,000	126,562
Visant Corp., Sr. Unsec. Notes
10.000% 10/01/2017	100,000	85,250
Windstream Corp., Sr. Unsec. Notes
7.750% 10/01/2021	250,000	255,000

Total Communications		1,562,236

Consumer, Cyclical (8.62%)
American Airlines 2014-1 Class A Pass Through Trust, First Lien Notes, Series A
3.700% 10/01/2026	50,000	50,375

	Principal Amount	Value (Note 2)

Consumer, Cyclical (continued)
Bed Bath & Beyond, Inc., Sr. Unsec. Notes
5.165% 08/01/2044	$ 70,000	$ 78,364
Boardriders SA, Sr. Unsec. Notes, Series REGS
8.875% 12/15/2017 (d)(e)	390,000	409,895
Caesars Entertainment Operating Co., Inc., Sr. Unsec. Notes
10.750% 02/01/2016	250,000	56,250
General Motors Financial Co., Inc., Sr. Unsec. Notes
4.000% 01/15/2025	85,000	87,196
Ingram Micro, Inc., Sr. Unsec. Notes
4.950% 12/15/2024	65,000	67,360
K Hovnanian Enterprises, Inc., Sr. Unsec. Notes
8.000% 11/01/2019 (d)	55,000	51,425
KB Home, Sr. Unsec. Notes
8.000% 03/15/2020	100,000	105,375
MGM Resorts International, Sr. Unsec. Notes
5.250% 03/31/2020	100,000	100,250
6.000% 03/15/2023	55,000	55,688
MPG Holdco I, Inc., Sr. Unsec. Notes
7.375% 10/15/2022 (d)	60,000	62,700
Neebo, Inc., Sec. Notes
15.000% 06/30/2016 (d)	396,500	410,377
Tunica-Biloxi Gaming Authority, Sr. Unsec. Notes
9.000% 11/15/2015 (d)	400,000	266,000
United Airlines 2014-1 Class B Pass Through Trust, Second Lien Notes, Series B
4.750% 04/11/2022	100,000	98,500

Total Consumer, Cyclical		1,899,755

Consumer, Non-cyclical (1.57%)
American Achievement Corp., Second Lien Notes
10.875% 04/15/2016 (d)	170,000	161,713
Constellation Brands, Inc., Sr. Unsec. Notes
4.750% 11/15/2024	50,000	52,750
HJ Heinz Co., Second Lien Notes
4.875% 02/15/2025 (d)	130,000	130,650

Total Consumer, Non-cyclical		345,113

Energy (5.51%)
Antero Resources Corp., Sr. Unsec. Notes
5.125% 12/01/2022 (d)	100,000	96,250
Blue Racer Midstream LLC, Sr. Unsec. Notes
6.125% 11/15/2022 (d)	85,000	84,362
California Resources Corp., Sr. Unsec. Notes
6.000% 11/15/2024 (d)	45,000	37,125
Diamond Offshore Drilling, Inc., Sr. Unsec. Notes
4.875% 11/01/2043	50,000	43,444
ION Geophysical Corp., Second Lien Notes
8.125% 05/15/2018	560,000	450,800

	Principal Amount	Value (Note 2)

Energy (continued)
Kinder Morgan Energy Partners LP, Sr. Unsec. Notes
5.400% 09/01/2044	$ 100,000	$ 107,231
Pioneer Energy Services Corp., Sr. Unsec. Notes
6.125% 03/15/2022	100,000	70,750
Polarcus Ltd., Sr. Unsec. Notes
8.000% 06/07/2018 (d)	400,000	180,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsec. Notes
4.125% 11/15/2019 (d)	40,000	39,200
United Refining Co., First Lien Notes
10.500% 02/28/2018	100,000	105,500

Total Energy		1,214,662

Financials (10.29%)
Aircastle Ltd., Sr. Unsec. Notes
5.500% 02/15/2022	35,000	36,144
Ally Financial, Inc., Sr. Unsec. Notes
3.750% 11/18/2019	130,000	129,350
Altice Financing SA, Sr. Unsec. Notes
7.625% 02/15/2025 (d)	200,000	200,000
Creditcorp, Sec. Notes
12.000% 07/15/2018 (d)	510,000	484,500
Fly Leasing Ltd., Sr. Unsec. Notes
6.375% 10/15/2021	200,000	196,500
Global Investments Group Finance Ltd., Sr. Unsec. Notes
11.000% 09/24/2017 (d)	600,000	607,500
Goldman Sachs Group, Inc., Jr. Sub. Notes, Series L
5.700% Perpetual Maturity (b)(f)	100,000	102,844
Greystar Real Estate Partners LLC, Sec. Notes
8.250% 12/01/2022 (d)	55,000	57,337
JPMorgan Chase & Co., Jr. Sub. Notes, Series V
5.000% Perpetual Maturity (b)(f)	50,000	49,750
JPMorgan Chase & Co., Jr. Sub. Notes, Series X
6.100% Perpetual Maturity (b)(f)	100,000	102,500
KKR Group Finance Co. III LLC, Sr. Unsec. Notes
5.125% 06/01/2044 (d)	75,000	84,906
Select Income REIT, Sr. Unsec. Notes
4.500% 02/01/2025	25,000	25,117
TIAA Asset Management Finance Co. LLC, Sr. Unsec. Notes
4.125% 11/01/2024 (d)	80,000	86,073
Wells Fargo & Co., Jr. Sub. Notes, Series S
5.900% Perpetual Maturity (b)(f)	100,000	103,000

Total Financials		2,265,521

	Principal Amount	Value (Note 2)

Industrials (4.70%)
American Piping Products, Inc., Second Lien Notes
12.875% 11/15/2017 (d)	$ 20,000	$ 21,000
CNH Industrial Capital LLC, Sr. Unsec. Notes
3.375% 07/15/2019 (d)	85,000	82,025
Congoleum Corp., PIK First Lien Notes
9.000% 12/31/2017 (g)(h)	350,000	262,500
Dispensing Dynamics International, Sec. Notes
12.500% 01/01/2018 (d)	115,000	121,325
Euramax International, Inc., First Lien Notes
9.500% 04/01/2016	34,000	31,960
Graphic Packaging International, Inc., Sr. Unsec. Notes
4.875% 11/15/2022	20,000	20,600
Moog, Inc., Sr. Unsec. Notes
5.250% 12/01/2022 (d)	45,000	46,013
NCI Building Systems, Inc., Sr. Unsec. Notes
8.250% 01/15/2023 (d)	80,000	81,600
NCSG Crane & Heavy Haul Services, Second Lien Notes
9.500% 08/15/2019 (d)	190,000	144,400
Tempel Steel Co., Sec. Notes
12.000% 08/15/2016 (d)	250,000	223,750

Total Industrials		1,035,173

Technology (2.54%)
DynCorp International, Inc., Sr. Unsec. Notes
10.375% 07/01/2017	325,000	294,937
First Data Corp., Sr. Unsec. Notes
12.625% 01/15/2021	150,000	178,313
MSCI, Inc., Sr. Unsec. Notes
5.250% 11/15/2024 (d)	20,000	20,900
Seagate HDD Cayman, Sr. Unsec. Notes
5.750% 12/01/2034 (d)	60,000	65,694

Total Technology		559,844

TOTAL CORPORATE BONDS (Cost $10,251,412)		9,383,564

MORTGAGE BACKED SECURITIES (11.47%)
American Homes 4 Rent, Series 2014-SFR2
6.231% 10/17/2024 (d)	100,000	104,669
American Homes 4 Rent 2014-SFR1, Series 2014-SFR1
3.500% 06/17/2016 (b)(d)	150,000	145,919
American Residential Properties 2014-SFR1 Trust, Series 2014-SFR1
4.588% 09/17/2016 (b)(d)	100,000	100,550
American Residential Properties Trust, Series 2014-SFR1
4.082% 09/17/2016 (b)(d)	100,000	100,319
Invitation Homes Trust, Series 2013-SFR1
2.900% 12/17/2015 (b)(d)	100,000	96,965
Invitation Homes Trust, Series 2014-SFR2
3.572% 09/17/2016 (b)(d)	100,000	97,419

		Principal Amount	Value (Note 2)

Colony American Homes, Series 2014-2A
3.362% 07/17/2016 (b)(d)		$100,000	$ 97,985
Colony American Homes, Series 2014-1A
3.050% 05/17/2017 (b)(d)		125,000	120,633
COMM Mortgage Trust, Series 2014-CR17
4.800% 05/10/2024 (b)(d)		207,000	207,089
Countrywide Alternative Loan Trust, Series 2006-6CB
5.750% 05/25/2036 (b)		277,967	226,790
Fannie Mae Connecticut Avenue Securities, Series 2014-C03
3.170% 07/25/2024 (b)		100,000	89,752
Fannie Mae Connecticut Avenue Securities, Series 2014-C02
2.770% 05/25/2024 (b)		50,000	44,842
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DN1
4.321% 01/25/2025		250,000	253,871
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN4
4.705% 10/25/2024 (b)		250,000	251,242
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN1
4.670% 02/25/2024 (b)		250,000	252,017
Invitation Homes Trust, Series 2014-SFR1
3.912% 06/17/2016 (b)(d)		200,000	198,076
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16
4.758% 06/15/2024 (d)		100,000	97,781
Popular ABS Mortgage Pass-Through Trust, Series 2005-6
5.680% 01/25/2036 (b)		42,740	39,908

TOTAL MORTGAGE BACKED SECURITIES (Cost $2,477,902)			2,525,827

	Yield	Principal Amount	Value (Note 2)

SHORT TERM INVESTMENTS (0.32%)
Government (0.32%)
U.S. Treasury Bills Discounted Notes, 04/02/2015(i)(j)	0.037%	70,000	69,999

TOTAL SHORT TERM INVESTMENTS (Cost $69,996)			69,999

TOTAL INVESTMENTS (91.09%) (Cost $21,057,216)			$ 20,065,099

Other Assets In Excess Of Liabilities (8.91%)			1,961,639(k)

NET ASSETS (100.00%)			$ 22,026,738

(a)	Non-Income Producing Security.
(b)	Floating or variable rate security. Interest rate disclosed is that which is in effect at January 31, 2015.
(c)	All or a portion of this position has not settled as of January 31, 2015. The interest rate shown represents the stated spread over the London Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to 6,078,390, which represents approximately 27.60% of net assets as of January 31, 2015.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of January 31, 2015 the aggregate market value of those securities was $409,895, representing 1.86% of net assets.
(f)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Payment in-kind security.
(h)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.
(i)	All or a portion of the security is pledged as collateral on futures. The aggregate market value of the collateralized securities totals $69,999 as of January 31, 2015. See Note 3 in Notes to Statement of Investments.
(j)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(k)	Portion of Assets in Excess of Liabilities is held as collateral for credit default swap contracts in the amount of $112,799. See Note 3 in Notes to Statement of Investments.

Common Abbreviations:

aka - Also known as.

BV - Besloten Vennootschap is the Dutch term for private limited liability company.

Conv. - Convertible.

fka - Formerly known as.

GmbH - Gesellschaft mit beschränkter Haftungis the German term for limited liability company.

Jr. Sub. - Junior Subordinated.

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

PIK - Payment in-kind.

Pty. - Proprietary.

REIT - Real Estate Investment Trust.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

Sec. - Secured.

Sr. Sub. - Senior Subordinated.

Sr. Unsec. - Senior Unsecured.

Sub. - Subordinated.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

FUTURES CONTRACTS

			Expiration	Value	Unrealized
Description	Position	Contracts	Date	(Note 2)	Appreciation

U.S. 10 Year T-Note Future	Long	5	03/23/15	$654,375	$7,785

				$654,375	$7,785

Description	Position	Contracts	Expiration Date	Value (Note 2)	Unrealized Depreciation

10 Year USD (Interest Rate Swap) Future	Short	(6)	03/17/15	$(664,969)	$(35,105)
5 Year USD (Interest Rate Swap) Future	Short	(14)	03/17/15	(1,457,532)	(38,414)
U.S. 5 Year T-Note Future	Short	(23)	04/01/15	(2,790,907)	(54,503)

				$(4,913,408)	$(128,022)

CREDIT DEFAULT SWAP CONTRACTS

		Buy Credit	Notional	Rate Recieved by	Termination	Upfront Payment	Unrealized
	Referenced Obligation	Protection	Amount	Fund	Date	Paid	Depreciation

Centrally cleared swap	CDX North American High Yield Index Series 23	Buy	$1,000,000	5.00%	12/20/19	$(53,400)	$(2,934)

TOTAL						$(53,400)	$(2,934)

ALPS | WMC Research Value Fund
STATEMENT OF INVESTMENTS
January 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS (97.94%)
Consumer Discretionary (8.20%)
Consumer Durables & Apparel (1.15%)
PVH Corp.	10,535	$1,161,589

Consumer Services (0.86%)
Starwood Hotels & Resorts Worldwide, Inc.	12,030	865,799

Media (1.87%)
Twenty-First Century Fox, Inc., Class A	38,765	1,285,448
Viacom, Inc., Class B	9,410	606,192

		1,891,640

Retailing (4.32%)
Dollar Tree, Inc.(a)	18,850	1,340,235
Lowe’s Cos., Inc.	25,355	1,718,055
The TJX Cos., Inc.	19,800	1,305,612

		4,363,902

TOTAL CONSUMER DISCRETIONARY		8,282,930

Consumer Staples (7.88%)
Food & Staples Retailing (3.55%)
CVS Health Corp.	26,795	2,630,197
Walgreens Boots Alliance, Inc.	12,930	953,588

		3,583,785

Food Beverage & Tobacco (3.53%)
Altria Group, Inc.	32,180	1,708,758
Mondelez International, Inc., Class A	52,700	1,857,148

		3,565,906

Household & Personal Products (0.80%)
Coty, Inc., Class A	42,800	814,056

TOTAL CONSUMER STAPLES		7,963,747

Energy (11.31%)
Energy (11.31%)
Anadarko Petroleum Corp.	16,900	1,381,575
Baker Hughes, Inc.	5,560	322,424
Chevron Corp.	28,469	2,918,926
EOG Resources, Inc.	10,820	963,305
Exxon Mobil Corp.	26,054	2,277,641
Halliburton Co.	21,405	855,986
Marathon Oil Corp.	26,430	703,038
Marathon Petroleum Corp.	8,800	814,792
Phillips 66	16,940	1,191,221

TOTAL ENERGY		11,428,908

		Value
	Shares	(Note 2)

Financials (28.65%)
Banks (10.05%)
Citigroup, Inc.	52,105	$2,446,330
JPMorgan Chase & Co.	60,073	3,266,770
The PNC Financial Services Group, Inc.	15,130	1,279,090
Wells Fargo & Co.	60,880	3,160,890

		10,153,080

Diversified Financials (7.75%)
Ameriprise Financial, Inc.	19,370	2,420,088
Bank of America Corp.	54,460	825,069
BlackRock, Inc.	4,140	1,409,711
Invesco, Ltd.	38,310	1,407,126
Morgan Stanley	35,960	1,215,808
Santander Consumer USA Holdings, Inc.	31,020	553,707

		7,831,509

Insurance (6.48%)
ACE, Ltd.	19,160	2,068,514
American International Group, Inc.	33,330	1,628,837
Aon PLC	2,230	200,811
Assured Guaranty, Ltd.	20,690	505,250
Lincoln National Corp.	17,150	857,157
Prudential Financial, Inc.	16,950	1,286,166

		6,546,735

Real Estate (4.37%)
American Capital Agency Corp.	42,510	916,090
Camden Property Trust	11,435	881,067
Equity LifeStyle Properties, Inc.	21,860	1,196,398
Forest City Enterprises, Inc., Class A(a)	58,020	1,421,490

		4,415,045

TOTAL FINANCIALS		28,946,369

Health Care (15.33%)
Health Care Equipment & Services (5.74%)
Aetna, Inc.	15,840	1,454,429
McKesson Corp.	6,680	1,420,502
UnitedHealth Group, Inc.	18,640	1,980,500
Zimmer Holdings, Inc.	8,470	949,487

		5,804,918

Pharmaceuticals, Biotechnology & Life Sciences (9.59%)
Actavis PLC(a)	4,301	1,146,389
Bristol-Myers Squibb Co.	29,535	1,780,074
Eli Lilly & Co.	15,500	1,116,000
Gilead Sciences, Inc.(a)	13,250	1,388,997
Merck & Co., Inc.	51,260	3,089,953
Thermo Fisher Scientific, Inc.	9,310	1,165,705

		9,687,118

TOTAL HEALTH CARE		15,492,036

Industrials (6.99%)
Capital Goods (3.51%)
Dover Corp.	9,220	645,769

		Value
	Shares	(Note 2)

Capital Goods (continued)
General Electric Co.	45,865	$1,095,715
Honeywell International, Inc.	7,500	733,200
Parker-Hannifin Corp.	9,220	1,073,761

		3,548,445

Commercial & Professional Services (2.76%)
Equifax, Inc.	17,080	1,442,577
Nielsen N.V.	19,560	852,034
Verisk Analytics, Inc., Class A(a)	7,750	498,712

		2,793,323

Transportation (0.72%)
Hertz Global Holdings, Inc.(a)	35,205	722,406

TOTAL INDUSTRIALS		7,064,174

Information Technology (10.49%)
Semiconductors & Semiconductor Equipment (2.55%)
Altera Corp.	21,505	708,052
Intel Corp.	56,610	1,870,395

		2,578,447

Software & Services (5.32%)
Accenture PLC, Class A	9,495	797,865
Activision Blizzard, Inc.	25,980	542,852
Genpact, Ltd.(a)	52,315	1,049,962
Microsoft Corp.	47,951	1,937,220
Visa, Inc., A Shares	4,100	1,045,131

		5,373,030

Technology Hardware & Equipment (2.62%)
Apple, Inc.	13,280	1,555,885
Cisco Systems, Inc.	41,380	1,090,983

		2,646,868

TOTAL INFORMATION TECHNOLOGY		10,598,345

Materials (2.64%)
Materials (2.64%)
Crown Holdings, Inc.(a)	23,135	1,025,112
The Dow Chemical Co.	36,458	1,646,443

TOTAL MATERIALS		2,671,555

Telecommunication Services (1.48%)
Telecommunication Services (1.48%)
AT&T, Inc.	45,295	1,491,111

TOTAL TELECOMMUNICATION SERVICES		1,491,111

Utilities (4.97%)
Utilities (4.97%)
American Electric Power Co., Inc	21,940	1,378,052
NextEra Energy, Inc.	17,710	1,934,640
NRG Energy, Inc.	10,620	261,889
PG&E Corp.	24,700	1,452,607

TOTAL UTILITIES		5,027,188

		Value
	Shares	(Note 2)

TOTAL COMMON STOCKS (Cost $67,733,107)		$98,966,363

EXCHANGE TRADED FUNDS (1.33%)
iShares® Russell 1000® Value ETF	13,390	1,342,749

TOTAL EXCHANGE TRADED FUNDS (Cost $1,409,477)		1,342,749

	7-Day		Value
	Yield	Shares	(Note 2)

SHORT TERM INVESTMENTS (0.99%)
Money Market Fund (0.99%)
Morgan Stanley Institutional Liquidity Fund - Prime Portfolio	0.062%	1,005,152	1,005,152

TOTAL SHORT TERM INVESTMENTS (Cost $1,005,152)			1,005,152

TOTAL INVESTMENTS (100.26%) (Cost $70,147,736)			$101,314,264

Liabilities In Excess Of Other Assets (-0.26%)			(267,600)

NET ASSETS (100.00%)			$101,046,664

(a) Non-Income Producing Security.

Common Abbreviations:

ETF - Exchange Traded Fund.

Ltd. - Limited.

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Clough China Fund
STATEMENT OF INVESTMENTS
January 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS (82.82%)
Communications (20.61%)
Internet (9.08%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	13,421	$1,195,543
Tencent Holdings, Ltd.	374,400	6,314,839

		7,510,382

Telecommunications (11.53%)
China Mobile, Ltd.	538,500	7,058,921
China Telecom Corp., Ltd., Class H	1,614,000	954,497
China Unicom Hong Kong, Ltd.	588,000	880,116
ZTE Corp., Class H	295,800	648,721

		9,542,255

TOTAL COMMUNICATIONS		17,052,637

Consumer, Cyclical (11.35%)
Apparel (3.02%)
Best Pacific International Holdings, Ltd., Class H	3,430,000	1,701,677
Sitoy Group Holdings, Ltd.	1,205,000	795,307

		2,496,984

Auto Manufacturers (2.72%)
Chongqing Changan Automobile Co., Ltd., Class B	252,070	630,512
Great Wall Motor Co., Ltd., Class H	265,500	1,515,444
Jiangling Motors Corp., Ltd., Class B	20,800	101,152

		2,247,108

Auto Parts & Equipment (1.02%)
Weifu High-Technology Group Co., Ltd., Class B	232,186	848,420

Retail (3.89%)
Lifestyle International Holdings, Ltd.	814,500	1,596,997
Man Wah Holdings, Ltd.	1,900,712	1,622,998

		3,219,995

Textiles (0.70%)
Pacific Textile Holdings, Ltd.	418,000	576,712

TOTAL CONSUMER, CYCLICAL		9,389,219

Consumer, Non-Cyclical (1.00%)
Pharmaceuticals (1.00%)
Sinopharm Group Co., Ltd., Class H	227,600	828,706

TOTAL CONSUMER, NON-CYCLICAL		828,706

		Value
	Shares	(Note 2)

Energy (2.82%)
Coal (0.50%)
China Shenhua Energy Co., Ltd., Class H	151,000	$414,500

Oil & Gas (1.76%)
China Petroleum & Chemical Corp., Class H	1,836,000	1,452,713

Oil & Gas Services (0.56%)
Sinopec Kantons Holdings, Ltd.	592,000	467,916

TOTAL ENERGY		2,335,129

Financials (29.13%)
Banks (21.25%)
Agricultural Bank of China, Ltd., Class H	2,052,000	1,002,020
Bank of China, Ltd., Class H	7,544,000	4,211,504
BOC Hong Kong Holdings, Ltd.	232,000	813,204
China Construction Bank Corp., Class H	6,819,080	5,458,543
China Merchants Bank Co., Ltd., Class H	490,500	1,094,795
Industrial & Commercial Bank of China, Ltd., Class H	7,008,967	4,998,287

		17,578,353

Diversified Financial Services (0.44%)
Haitong Securities Co., Ltd., Class H	169,600	367,492

Insurance (7.16%)
China Life Insurance Co., Ltd., Class H	659,000	2,553,686
Ping An Insurance Group Co. of China, Ltd., Class H	318,000	3,370,461

		5,924,147

Real Estate (0.28%)
Poly Property Group Co., Ltd.	511,000	234,743

TOTAL FINANCIALS		24,104,735

Industrials (12.67%)
Electrical Components & Equipment (1.23%)
Zhuzhou CSR Times Electric Co., Ltd., Class H	182,500	1,018,069

Engineering & Construction (4.64%)
China Communications Construction Co., Ltd., Class H	1,747,000	1,897,912
China Railway Construction Corp., Ltd., Class H	1,380,000	1,581,757

		Value
	Shares	(Note 2)

Engineering & Construction (continued)
China State Construction International Holdings, Ltd.	234,200	$358,998

		3,838,667

Environmental Control (2.11%)
China Everbright International, Ltd.	771,000	1,137,552
CT Environmental Group, Ltd.	608,760	608,190

		1,745,742

Machinery-Diversified (2.35%)
CSR Corp., Ltd., Class H	1,606,000	1,942,765

Transportation (1.83%)
Sinotrans, Ltd., Class H	2,141,000	1,513,965

Transportation Infrastructure (0.51%)
China Merchants Holdings International Co., Ltd.	114,000	418,934

TOTAL INDUSTRIALS		10,478,142

Technology (5.24%)
Computers (0.39%)
PAX Global Technology, Ltd.(a)	344,000	322,097

Electrical Equipment & Instruments (1.80%)
Byd Co., Ltd., Class H	409,000	1,485,407

Internet Software & Services (3.05%)
Baidu, Inc., Sponsored ADR(a)	11,600	2,527,872

TOTAL TECHNOLOGY		4,335,376

TOTAL COMMON STOCKS (Cost $53,942,295)		68,523,944

PARTICIPATION NOTES (6.74%)
Basic Materials (0.20%)
Iron & Steel (0.20%)
Baoshan Iron & Steel Co., Ltd., (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 12/07/15(a)	173,623	164,985

TOTAL BASIC MATERIALS		164,985

Consumer, Cyclical (4.91%)
Auto Manufacturers (3.08%)
SAIC Motor Corp., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/18/15(a)	408,908	1,481,646

		Value
	Shares	(Note 2)

Auto Manufacturers (continued)
Zhengzhou Yutong Bus Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/18/15(a)	260,360	$1,065,847

		2,547,493

Auto Parts & Equipment (0.48%)
Weifu High-Technology Group Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 01/29/16(a)	84,600	398,707

Home Furnishings (1.35%)
Qingdao Haier Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/27/15(a)	351,400	1,121,489

TOTAL CONSUMER, CYCLICAL		4,067,689

Consumer, Non-Cyclical (0.52%)
Food (0.52%)
Yongui Superstores Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 12/07/15(a)	302,395	431,025

TOTAL CONSUMER, NON-CYCLICAL		431,025

Industrials (1.11%)
Electrical Components & Equipment (0.30%)
Henan Pinggao Electric Co., Ltd. (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 01/21/16(a)	84,000	249,272

Engineering & Construction (0.81%)
Shanghai International Airport Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/18/15(a)	204,465	666,940

TOTAL INDUSTRIALS		916,212

TOTAL PARTICIPATION NOTES (Cost $5,130,425)		5,579,911

Value
(Note 2)

TOTAL INVESTMENTS (89.56%) (Cost $59,072,720)	$74,103,855

Other Assets In Excess Of Liabilities (10.44%)	8,635,313

NET ASSETS (100.00%)	$82,739,168

(a) Non-Income Producing Security.

Common Abbreviations:

ADR - American Depositary Receipt

Ltd. - Limited.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Conservative Income Builder Fund
STATEMENT OF INVESTMENTS
January 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS (3.67%)
Basic Materials (0.46%)
Forest Products & Paper (0.46%)
International Paper Co.	717	$37,757

TOTAL BASIC MATERIALS		37,757

Consumer, Cyclical (0.75%)
Retail (0.75%)
CVS Health Corp.	626	61,448

TOTAL CONSUMER, CYCLICAL		61,448

Consumer, Non-Cyclical (1.44%)
Pharmaceuticals (1.44%)
Abbott Laboratories	1,508	67,498
Bristol-Myers Squibb Co.	823	49,602

		117,100

TOTAL CONSUMER, NON-CYCLICAL		117,100

Energy (0.51%)
Pipelines (0.51%)
Kinder Morgan, Inc.	1,010	41,461

TOTAL ENERGY		41,461

Technology (0.51%)
Software (0.51%)
Oracle Corp.	984	41,220

TOTAL TECHNOLOGY		41,220

TOTAL COMMON STOCKS (Cost $259,418)		298,986

EXCHANGE TRADED FUNDS (92.08%)
Debt (59.81%)
iShares® 3-7 Year Treasury Bond ETF	12,649	1,582,896
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	2,882	290,390
RiverFront Strategic Income Fund(a)	32,400	811,620
SPDR® Barclays Intermediate Term Treasury ETF	24,716	1,505,454
SPDR® Barclays Short Term High Yield Bond ETF	23,796	688,894

		4,879,254

Equity (32.27%)
Consumer Staples Select Sector SPDR® Fund	3,926	188,527
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	13,908	386,782
First Trust NASDAQ Technology Dividend Index Fund	5,570	146,435

		Value
	Shares	(Note 2)

Equity (continued)
Global X MLP & Energy Infrastructure ETF	7,055	$126,073
PowerShares® Aerospace & Defense Portfolio	1,631	55,845
PowerShares® KBW Bank Portfolio	1,266	43,386
Schwab U.S. REIT ETF	2,293	95,251
WisdomTree® Europe Hedged Equity Fund	14,022	845,246
WisdomTree® Japan Hedged Equity Fund	5,892	290,004
WisdomTree® Japan SmallCap Dividend Fund	1,138	57,162
WisdomTree® LargeCap Dividend Fund	5,548	397,403

		2,632,114

TOTAL EXCHANGE TRADED FUNDS (Cost $7,457,189)		7,511,368

EXCHANGE TRADED NOTES (1.02%)
Equity (1.02%)
Barclays ETN+ Select MLP ETNs	2,827	83,312

TOTAL EXCHANGE TRADED NOTES (Cost $78,844)		83,312

	7-Day		Value
	Yield	Shares	(Note 2)

SHORT TERM INVESTMENTS (3.16%)
Money Market Fund (3.16%)
Morgan Stanley Institutional Liquidity Fund - Prime Portfolio	0.062%	257,611	257,611

TOTAL SHORT TERM INVESTMENTS (Cost $257,611)			257,611

TOTAL INVESTMENTS (99.93%) (Cost $8,053,062)			$8,151,277

Other Assets In Excess Of Liabilities (0.07%)			5,688

NET ASSETS (100.00%)			$8,156,965

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

Common Abbreviations:

EAFE - Europe, Australia, and Far East.

ETF - Exchange Traded Fund.

ETN - Exchange Traded Note.

KBW- Keefe, Bruyette, & Woods.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

NASDAQ - National Association of Securities Dealers Automated       Quotations.

PIMCO - Pacific Investment Management Company.

REIT - Real Estate Investment Trust.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Dynamic Equity Income Fund
STATEMENT OF INVESTMENTS
January 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS (6.90%)
Basic Materials (0.88%)
Forest Products & Paper (0.88%)
International Paper Co.	11,422	$601,482

TOTAL BASIC MATERIALS		601,482

Communications (0.80%)
Media (0.80%)
CBS Corp.	9,955	545,634

TOTAL COMMUNICATIONS		545,634

Consumer, Cyclical (1.05%)
Retail (1.05%)
CVS Health Corp.	7,271	713,721

TOTAL CONSUMER, CYCLICAL		713,721

Consumer, Non-Cyclical (2.55%)
Pharmaceuticals (2.55%)
Abbott Laboratories	12,320	551,443
Bristol-Myers Squibb Co.	10,979	661,704
Pfizer, Inc.	16,662	520,688

		1,733,835

TOTAL CONSUMER, NON-CYCLICAL		1,733,835

Energy (0.82%)
Pipelines (0.82%)
Kinder Morgan, Inc.	13,511	554,627

TOTAL ENERGY		554,627

Technology (0.80%)
Software (0.80%)
Oracle Corp.	13,072	547,586

TOTAL TECHNOLOGY		547,586

TOTAL COMMON STOCKS (Cost $4,306,526)		4,696,885

EXCHANGE TRADED FUNDS (85.12%)
Debt (11.06%)
RiverFront Strategic Income Fund(a)	145,999	3,657,275
SPDR® Barclays Short Term High Yield Bond ETF	133,736	3,871,657

		7,528,932

Equity (74.06%)
Consumer Staples Select Sector SPDR® Fund	30,744	1,476,327
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	133,392	3,709,631

		Value
	Shares	(Note 2)

Equity (continued)
FlexShares Quality Dividend Index Fund	30,410	$1,080,771
Global X FTSE Nordic Region ETF	13,528	307,086
Global X MLP & Energy Infrastructure ETF	100,748	1,800,367
iShares® Asia 50 ETF	20,654	988,913
iShares® Currency Hedged MSCI Germany ETF	23,205	593,352
iShares® MSCI All Country Asia ex Japan ETF	44,714	2,768,244
iShares® MSCI Australia ETF	57,237	1,254,635
iShares® MSCI United Kingdom ETF	50,225	906,059
PowerShares® Aerospace & Defense Portfolio	20,241	693,052
PowerShares® KBW Bank Portfolio	24,192	829,060
Schwab U.S. REIT ETF	32,827	1,363,634
SPDR® Morgan Stanley Technology ETF	16,222	1,570,977
Vanguard® Information Technology ETF	3,370	339,730
Vanguard® Telecommunication Services ETF	8,935	742,588
WisdomTree® Europe Hedged Equity Fund	206,663	12,457,646
WisdomTree® Japan Hedged Equity Fund	89,573	4,408,783
WisdomTree® Japan SmallCap Dividend Fund	12,235	614,564
WisdomTree® LargeCap Dividend Fund	174,445	12,495,495

		50,400,914

TOTAL EXCHANGE TRADED FUNDS (Cost $55,116,450)		57,929,846

EXCHANGE TRADED NOTES (1.36%)
Equity (1.36%)
Barclays ETN+ Select MLP ETNs	31,416	925,829

TOTAL EXCHANGE TRADED NOTES (Cost $871,448)		925,829

	7-Day		Value
	Yield	Shares	(Note 2)

SHORT TERM INVESTMENTS (6.86%)
Money Market Fund (6.86%)
Morgan Stanley Institutional Liquidity Fund - Prime Portfolio	0.062%	4,669,915	4,669,915

TOTAL SHORT TERM INVESTMENTS (Cost $4,669,915)			4,669,915

Value
(Note 2)

TOTAL INVESTMENTS (100.24%) (Cost $64,964,339)	$68,222,475

Liabilities In Excess Of Other Assets (-0.24%)	(163,009)

NET ASSETS (100.00%)	$68,059,466

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

Common Abbreviations:

ETF - Exchange Traded Fund.

ETN - Exchange Traded Note.

FTSE - Financial Times and the London Stock Exchange.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Global Allocation Fund
STATEMENT OF INVESTMENTS
January 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS (8.85%)
Basic Materials (0.81%)
Forest Products & Paper (0.81%)
International Paper Co.	5,383	$283,469

TOTAL BASIC MATERIALS		283,469

Communications (0.80%)
Media (0.80%)
CBS Corp.	5,128	281,066

TOTAL COMMUNICATIONS		281,066

Consumer, Cyclical (2.39%)
Distribution/Wholesale (1.48%)
Fossil Group, Inc.(a)	2,759	269,830
LKQ Corp.(a)	9,769	252,138

		521,968

Retail (0.91%)
CVS Health Corp.	3,258	319,805

TOTAL CONSUMER, CYCLICAL		841,773

Consumer, Non-Cyclical (3.31%)
Pharmaceuticals (3.31%)
Abbott Laboratories	5,651	252,939
Bristol-Myers Squibb Co.	5,285	318,527
Omnicare, Inc.	4,360	326,913
Pfizer, Inc.	8,583	268,218

		1,166,597

TOTAL CONSUMER, NON-CYCLICAL		1,166,597

Energy (0.79%)
Pipelines (0.79%)
Kinder Morgan, Inc.	6,728	276,184

TOTAL ENERGY		276,184

Technology (0.75%)
Software (0.75%)
Oracle Corp.	6,337	265,457

TOTAL TECHNOLOGY		265,457

TOTAL COMMON STOCKS (Cost $2,804,777)		3,114,546

EXCHANGE TRADED FUNDS (84.48%)
Debt (1.33%)
RiverFront Strategic Income Fund(b)	18,764	470,038

Equity (83.15%)
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	60,086	1,670,992

		Value
	Shares	(Note 2)

Equity (continued)
Financial Select Sector SPDR® Fund	35,439	$815,451
First Trust NASDAQ Technology Dividend Index Fund	34,182	898,645
First Trust NYSE Arca Biotechnology Index Fund	4,172	458,503
FlexShares Quality Dividend Index Fund	25,361	901,330
Global X FTSE Nordic Region ETF	7,111	161,420
Global X MLP & Energy Infrastructure ETF	32,463	580,114
iShares® Asia 50 ETF	10,754	514,901
iShares® Core S&P 500® ETF	4,948	993,905
iShares® Currency Hedged MSCI Germany ETF	13,447	343,840
iShares® MSCI All Country Asia ex Japan ETF	32,196	1,993,254
iShares® MSCI Australia ETF	29,953	656,570
iShares® MSCI EAFE ETF	7,618	466,298
iShares® MSCI Japan Index ETF	25,515	293,167
iShares® MSCI Switzerland Capped ETF	11,105	352,584
iShares® MSCI United Kingdom ETF	58,781	1,060,409
iShares® U.S. Consumer Goods ETF	5,103	523,364
iShares® U.S. Home Construction ETF	28,214	714,943
PowerShares® Aerospace & Defense Portfolio	9,248	316,651
PowerShares® KBW Bank Portfolio	13,665	468,299
Schwab U.S. REIT ETF	10,055	417,685
SPDR® Morgan Stanley Technology ETF	7,284	705,400
Vanguard® FTSE Developed Markets ETF	34,081	1,300,190
Vanguard® Large-Cap ETF	10,142	929,920
Vanguard® Telecommunication Services ETF	3,437	285,649
WisdomTree® Europe Hedged Equity Fund	112,492	6,781,018
WisdomTree® Japan Hedged Equity Fund	47,322	2,329,189
WisdomTree® Japan SmallCap Dividend Fund	6,326	317,755
WisdomTree® LargeCap Dividend Fund	28,176	2,018,247

		29,269,693

TOTAL EXCHANGE TRADED FUNDS (Cost $28,068,097)		29,739,731

EXCHANGE TRADED NOTES (1.08%)
Equity (1.08%)
Barclays ETN+ Select MLP ETNs	12,929	381,018

TOTAL EXCHANGE TRADED NOTES (Cost $353,279)		381,018

	7-Day		Value
	Yield	Shares	(Note 2)

SHORT TERM INVESTMENTS (5.43%)
Money Market Fund (5.43%)
Morgan Stanley Institutional Liquidity Fund - Prime Portfolio	0.062%	1,911,208	$1,911,208

TOTAL SHORT TERM INVESTMENTS (Cost $1,911,208)			1,911,208

TOTAL INVESTMENTS (99.84%) (Cost $33,137,361)			$35,146,503

Other Assets In Excess Of Liabilities (0.16%)			54,811

NET ASSETS (100.00%)			$35,201,314

(a)	Non-Income Producing Security.
(b)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

Common Abbreviations:

EAFE - Europe, Australia, and Far East.

ETN - Exchange Traded Note.

ETF - Exchange Traded Fund.

FTSE - Financial Times and the London Stock Exchange.

KBW - Keefe, Bruyette, & Woods.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

NASDAQ - National Association of Securities Dealers Automated Quotations.

NYSE - New York Stock Exchange.

REIT - Real Estate Investment Trust.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Global Growth Fund
STATEMENT OF INVESTMENTS
January 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS (9.35%)
Basic Materials (0.79%)
Forest Products & Paper (0.79%)
International Paper Co.	10,976	$577,996

TOTAL BASIC MATERIALS		577,996

Communications (0.78%)
Media (0.78%)
CBS Corp.	10,470	573,861

TOTAL COMMUNICATIONS		573,861

Consumer, Cyclical (2.59%)
Distribution/Wholesale (1.53%)
Fossil Group, Inc.(a)	5,746	561,959
LKQ Corp.(a)	21,883	564,800

		1,126,759

Retail (1.06%)
CVS Health Corp.	7,891	774,581

TOTAL CONSUMER, CYCLICAL		1,901,340

Consumer, Non-Cyclical (3.61%)
Pharmaceuticals (3.61%)
Abbott Laboratories	13,646	610,795
Bristol-Myers Squibb Co.	12,020	724,445
Omnicare, Inc.	10,244	768,095
Pfizer, Inc.	17,524	547,625

		2,650,960

TOTAL CONSUMER, NON-CYCLICAL		2,650,960

Energy (0.75%)
Pipelines (0.75%)
Kinder Morgan, Inc.	13,504	554,339

TOTAL ENERGY		554,339

Technology (0.83%)
Software (0.83%)
Oracle Corp.	14,592	611,259

TOTAL TECHNOLOGY		611,259

TOTAL COMMON STOCKS (Cost $6,094,779)		6,869,755

EXCHANGE TRADED FUNDS (83.04%)
Equity (83.04%)
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	157,412	4,377,628
Financial Select Sector SPDR® Fund	56,739	1,305,564
First Trust NASDAQ Technology Dividend Index Fund	55,376	1,455,835

		Value
	Shares	(Note 2)

Equity (continued)
First Trust NYSE Arca Biotechnology Index Fund	9,509	$1,045,039
FlexShares Quality Dividend Index Fund	32,219	1,145,063
Global X FTSE Nordic Region ETF	14,388	326,608
Global X MLP & Energy Infrastructure ETF	76,182	1,361,372
iShares® Asia 50 ETF	22,144	1,060,255
iShares® Currency Hedged MSCI Germany ETF	24,406	624,061
iShares® MSCI All Country Asia ex Japan ETF	83,217	5,151,964
iShares® MSCI Australia ETF	62,038	1,359,873
iShares® MSCI Japan Index ETF	65,213	749,297
iShares® MSCI Pacific ex Japan ETF	15,254	673,464
iShares® MSCI Switzerland Capped ETF	22,537	715,550
iShares® MSCI United Kingdom ETF	92,944	1,676,710
iShares® U.S. Consumer Goods ETF	8,442	865,811
iShares® U.S. Home Construction ETF	61,048	1,546,956
PowerShares® Aerospace & Defense Portfolio	24,749	847,406
PowerShares® KBW Bank Portfolio	40,095	1,374,056
Schwab U.S. REIT ETF	32,824	1,363,509
SPDR® Morgan Stanley Technology ETF	17,925	1,735,900
Vanguard® FTSE Developed Markets ETF	74,144	2,828,594
Vanguard® Information Technology ETF	5,785	583,186
Vanguard® Telecommunication Services ETF	8,460	703,111
WisdomTree® Europe Hedged Equity Fund	263,778	15,900,538
WisdomTree® Japan Hedged Equity Fund	107,388	5,285,637
WisdomTree® Japan SmallCap Dividend Fund	12,678	636,816
WisdomTree® LargeCap Dividend Fund	59,666	4,273,876

		60,973,679

TOTAL EXCHANGE TRADED FUNDS (Cost $56,973,884)		60,973,679

EXCHANGE TRADED NOTES (1.07%)
Equity (1.07%)
Barclays ETN+ Select MLP ETNs	26,575	783,165

TOTAL EXCHANGE TRADED NOTES (Cost $723,183)		783,165

	7-Day		Value
	Yield	Shares	(Note 2)

SHORT TERM INVESTMENTS (6.90%)
Money Market Fund (6.90%)
Morgan Stanley Institutional Liquidity Fund - Prime Portfolio	0.062%	5,067,743	$5,067,743

TOTAL SHORT TERM INVESTMENTS (Cost $5,067,743)			5,067,743

TOTAL INVESTMENTS (100.36%) (Cost $68,859,589)			$73,694,342

Liabilities In Excess Of Other Assets (-0.36%)			(264,947)

NET ASSETS (100.00%)			$73,429,395

(a)	Non-Income Producing Security.

Common Abbreviations:

EAFE - Europe, Australia, and Far East.

ETN - Exchange Traded Note.

ETF - Exchange Traded Fund.

FTSE - Financial Times and the London Stock Exchange.

KBW - Keefe, Bruyette, & Woods.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

NASDAQ - National Association of Securities Dealers Automated Quotations.

NYSE - New York Stock Exchange.

REIT - Real Estate Investment Trust.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Moderate Growth & Income Fund
STATEMENT OF INVESTMENTS
January 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS (6.46%)
Basic Materials (0.80%)
Forest Products & Paper (0.80%)
International Paper Co.	20,853	$1,098,119

TOTAL BASIC MATERIALS		1,098,119

Communications (0.70%)
Media (0.70%)
CBS Corp.	17,577	963,395

TOTAL COMMUNICATIONS		963,395

Consumer, Cyclical (1.03%)
Retail (1.03%)
CVS Health Corp.	14,522	1,425,480

TOTAL CONSUMER, CYCLICAL		1,425,480

Consumer, Non-Cyclical (2.40%)
Pharmaceuticals (2.40%)
Abbott Laboratories	24,928	1,115,777
Bristol-Myers Squibb Co.	21,053	1,268,865
Pfizer, Inc.	29,420	919,375

		3,304,017

TOTAL CONSUMER, NON-CYCLICAL		3,304,017

Energy (0.77%)
Pipelines (0.77%)
Kinder Morgan, Inc.	25,821	1,059,952

TOTAL ENERGY		1,059,952

Technology (0.76%)
Software (0.76%)
Oracle Corp.	25,134	1,052,863

TOTAL TECHNOLOGY		1,052,863

TOTAL COMMON STOCKS (Cost $8,041,518)		8,903,826

EXCHANGE TRADED FUNDS (89.82%)
Debt (36.21%)iShares® 3-7 Year Treasury Bond ETF	153,499	19,208,865
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	86,017	8,667,073
RiverFront Strategic Income Fund(a)	489,681	12,266,509

		Value
	Shares	(Note 2)

Debt (continued)
SPDR® Barclays Short Term High Yield Bond ETF	337,528	$9,771,435

		49,913,882

Equity (53.61%)
Consumer Staples Select Sector SPDR® Fund	88,626	4,255,820
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	276,102	7,678,397
First Trust NASDAQ Technology Dividend Index Fund	78,134	2,054,143
FlexShares Quality Dividend Index Fund	107,738	3,829,008
Global X MLP & Energy Infrastructure ETF	158,629	2,834,700
PowerShares® Aerospace & Defense Portfolio	33,013	1,130,365
PowerShares® KBW Bank Portfolio	31,408	1,076,352
Schwab U.S. REIT ETF	79,264	3,292,627
SPDR® Morgan Stanley Technology ETF	15,477	1,498,830
Vanguard® Telecommunication Services ETF	16,398	1,362,838
WisdomTree® Europe Hedged Equity Fund	280,731	16,922,465
WisdomTree® Japan Hedged Equity Fund	109,321	5,380,780
WisdomTree® Japan SmallCap Dividend Fund	18,717	940,155
WisdomTree® LargeCap Dividend Fund	302,197	21,646,372

		73,902,852

TOTAL EXCHANGE TRADED FUNDS (Cost $119,473,692)		123,816,734

EXCHANGE TRADED NOTES (2.35%)
Equity (2.35%)
Barclays ETN+ Select MLP ETNs	109,629	3,230,766

TOTAL EXCHANGE TRADED NOTES (Cost $2,994,463)		3,230,766

	7-Day		Value
	Yield	Shares	(Note 2)

SHORT TERM INVESTMENTS (1.47%)
Money Market Fund (1.47%)
Morgan Stanley Institutional Liquidity Fund - Prime Portfolio	0.062%	2,025,410	2,025,410

TOTAL SHORT TERM INVESTMENTS (Cost $2,025,410)			2,025,410

Value
(Note 2)

TOTAL INVESTMENTS (100.10%) (Cost $132,535,083)	$137,976,736

Liabilities In Excess Of Other Assets (-0.10%)	(130,993)

NET ASSETS (100.00%)	$137,845,743

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

Common Abbreviations:

EAFE - Europe, Australia, and Far East.

ETF - Exchange Traded Fund.

ETN - Exchange Traded Note.

KBW - Keefe, Bruyette, & Woods.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

NASDAQ - National Association of Securities Dealers Automated Quotations.

PIMCO - Pacific Investment Management Company.

REIT - Real Estate Investment Trust.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2015, the Trust had 32 registered funds. This quarterly report describes the following 14 funds: ALPS | Alerian MLP Infrastructure Index Fund, ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India Growth Fund, ALPS Real Asset Income Fund, ALPS | Red Rocks Listed Private Equity Fund, ALPS | Sterling ETF Tactical Rotation Fund, ALPS | Westport Resources Hedged High Income Fund, ALPS| WMC Research Value Fund (formerly the ALPS | WMC Disciplined Value Fund), Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund and RiverFront Moderate Growth & Income Fund (each, a “Fund” and collectively, the “Funds”).

ALPS | Alerian MLP Infrastructure Index Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index. The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns (returns after inflation), consistent with prudent investment management. ALPS | Kotak India Growth Fund’s investment goal is long-term capital appreciation. ALPS Real Asset Income Fund’s primary investment objectives are to provide a high level of current income and long-term capital appreciation. ALPS | Red Rocks Listed Private Equity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. ALPS | Sterling ETF Tactical Rotation Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the Sterling Tactical Rotation Index. ALPS | Westport Resources Hedged High Income Fund seeks to provide high current income. The Fund’s secondary investment objective is to seek capital preservation, with the potential for capital appreciation. ALPS | WMC Research Value Fund seeks long-term capital appreciation: dividend income may be a factor in portfolio selection but is secondary to the Fund’s principal objective. The Clough China Fund seeks to provide investors with long-term capital appreciation. The RiverFront Conservative Income Builder Fund seeks to provide current income and potential for that income to grow over time. The RiverFront Dynamic Equity Income Fund seeks to achieve long-term growth and income through a combination of capital appreciation and rising dividend payments that exceed the average yield on global stocks generally. The RiverFront Global Allocation Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Total investment return means the combination of capital appreciation and investment income. The RiverFront Global Growth Fund seeks to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The RiverFront Moderate Growth & Income Fund has two primary investment objectives: (1) seeks to provide a level of current income that exceeds the average yield on U.S. stocks in general and (2) to provide a growing stream of income over the years. The Funds secondary objective is to provide growth of capital.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of January 31, 2015, net assets of the CoreCommodity Fund were $359,316,605, of which $73,840,567 or 20.55%, represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

Basis of Consolidation for the ALPS | Kotak India Growth Fund

ALPS | Kotak India Growth Fund, (the “Kotak Fund”) invests in the equity securities of Indian companies through its wholly owned, collective investment vehicle, the India Premier Equity Portfolio (the “Portfolio”). The Portfolio is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Kotak Fund’s purchase of securities of a wide selection of Indian companies, consistent with the Kotak Fund’s investment strategies. The Portfolio is a private company limited by shares incorporated under the Mauritius Companies Act 2001. As a wholly owned subsidiary of the Kotak Fund, financial statements of the Portfolio are included in the consolidated financial statements of the Kotak Fund. All investments held by the Portfolio are disclosed in the accounts of the Kotak Fund.

The Portfolio established residency in Mauritius allowing the Kotak Fund to receive the beneficial tax treatment under the Treaty between India and Mauritius. If the benefits of the Treaty are denied or if the Portfolio is held to have a permanent establishment in India, gains derived by the Portfolio due to the sale of securities, may be subject to taxation in India. India’s Finance Act of 2012 had introduced legislation on General Anti- Avoidance Rules (“GAAR”) into the Act which contains treaty override provisions. The GAAR may be used by the Indian tax authorities to declare any arrangement whose main purpose or one of the main purposes is to obtain a tax benefit, as an “impermissible avoidance arrangement”. Originally, GAAR was to be effective from April 1, 2012; however, subsequent to the 2013 amendments introduced to the Finance Act, GAAR has been deferred until April 1, 2015.

Basis of Consolidation for the ALPS Real Asset Income Fund

ALPS Real Asset Income Fund (Cayman) Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on May 23, 2013 and is a wholly owned subsidiary of the ALPS Real Asset Income Fund (the “Real Asset Income Fund”). The Subsidiary acts as an investment vehicle for the Real Asset Income Fund in order to effect certain commodity-related investments on behalf of the Real Asset Income Fund. The Real Asset Income Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of November 25, 2013, and it is intended that the Real Asset Income Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Real Asset Income Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Real Asset Income Fund, the statement of investments the Subsidiary is included in the consolidated statement of investments of the Real Asset Income Fund. All investments held by the Subsidiary are disclosed in the accounts of the Real Asset Income Fund. As of January 31, 2015, net assets of the Real Asset Income Fund were $3,325,649, of which $302,916, or 9.11%, represented the Real Asset Income’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, the following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”).The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost; unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of January 31, 2015:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Alerian MLP Infrastructure Index Fund
Master Limited Partnerships(a)	$27,545,861	$–	$–	$27,545,861
Short Term Investments	593,838	–	–	593,838

Total	$28,139,699	$–	$–	$28,139,699

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)	$109,567,621	$–	$–	$109,567,621
Master Limited Partnerships(a)	1,231,333	–	–	1,231,333
Commodity-Linked Notes	–	3,632,120	–	3,632,120
Government Bonds	–	203,129,065	–	203,129,065
Purchased Options	752,100	–	–	752,100
Short Term Investments	28,492,363	–	–	28,492,363

Total	$140,043,417	$206,761,185	$–	$346,804,602

Other Financial Instruments

Assets
Futures Contracts	$972,115	$–	$–	$972,115
Total Return Swap Contracts	–	715,437	–	715,437
Liabilities
Written Options	(2,420,763)	–	–	(2,420,763)
Futures Contracts	(340,458)	–	–	(340,458)
Total Return Swap Contracts	–	(10,890,967)	–	(10,890,967)

Total	$(1,789,106)	$(10,175,530)	$–	$(11,964,636)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Kotak India Growth Fund
Common Stocks
Consumer Discretionary	$–	$2,174,315	$–	$2,174,315
Consumer Staples	–	1,851,521	–	1,851,521
Energy	–	757,309	–	757,309
Financials	459,222	5,838,048	–	6,297,270
Health Care	247,465	1,005,144	–	1,252,609
Industrials	192,947	2,086,262	–	2,279,209
Information Technology	–	2,347,821	–	2,347,821
Materials	236,189	2,219,432	–	2,455,621
Telecommunication Services	–	450,871	–	450,871
Utilities	–	256,955	–	256,955
Short Term Investments	101,787	–	–	101,787

Total	$1,237,610	$18,987,678	$–	$20,225,288

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS Real Asset Income Fund
Closed-End Funds	$55,533	$–	$–	$55,533
Common Stocks(a)	1,705,942	–	–	1,705,942
Exchange Traded Funds	67,860	–	–	67,860
Exchange Traded Notes	59,300	–	–	59,300
Master Limited Partnerships(a)	825,847	–	–	825,847
Commodity-Linked Notes	–	159,397	–	159,397
Short Term Investments	241,660	–	–	241,660

Total	$2,956,142	$159,397	$–	$3,115,539

Other Financial Instruments

Liabilities
Written Call Options	$(570)	$–	$–	$(570)

Total	$(570)	$–	$–	$(570)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Red Rocks Listed Private Equity Fund
Closed-End Funds	$41,138,372	$–	$–	$41,138,372
Common Stocks(a)	433,699,824	–	–	433,699,824
Short Term Investments	3,938,674	–	–	3,938,674

Total	$478,776,870	$–	$–	$478,776,870

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Sterling ETF Tactical Rotation Fund
Exchange Traded Funds	$24,582,454	$–	$–	$24,582,454
Short Term Investments	1,125,296	–	–	1,125,296

Total	$25,707,750	$–	$–	$25,707,750

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Westport Resources Hedged High Income Fund
Exchange Traded Funds	$373,603	$–	$–	$373,603
Bank Loans	–	6,788,994	–	6,788,994
Convertible Corporate Bonds(a)	–	923,112	–	923,112
Corporate Bonds
Basic Materials	–	501,260	–	501,260
Communications	–	1,562,236	–	1,562,236
Consumer, Cyclical	–	1,899,755	–	1,899,755
Consumer, Non-cyclical	–	345,113	–	345,113
Energy	–	1,214,662	–	1,214,662
Financials	–	2,265,521	–	2,265,521
Industrials	–	772,673	262,500	1,035,173
Technology	–	559,844	–	559,844
Mortgage Backed Securities	–	2,525,827	–	2,525,827
Short Term Investments	–	69,999	–	69,999

Total	$373,603	$19,428,996	$262,500	$20,065,099

Other Financial Instruments

Assets
Futures Contracts	$7,785	$–	$–	$7,785
Liabilities
Credit Default Swap Contracts	–	(2,934)	–	(2,934)
Futures Contracts	(128,022)	–	–	(128,022)

Total	$(120,237)	$(2,934)	$–	$(123,171)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | WMC Research Value Fund
Common Stocks(a)	$98,966,363	$–	$–	$98,966,363
Exchange Traded Funds	1,342,749	–	–	1,342,749
Short Term Investments	1,005,152	–	–	1,005,152

Total	$101,314,264	$–	$–	$101,314,264

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Clough China Fund
Common Stocks
Communications	$1,195,543	$15,857,094	$–	$17,052,637
Consumer, Cyclical	1,698,149	7,691,070	–	9,389,219
Consumer, Non-cyclical	–	828,706	–	828,706
Energy	–	2,335,129	–	2,335,129
Financials	–	24,104,735	–	24,104,735
Industrials	–	10,478,142	–	10,478,142
Technology	2,527,872	1,807,504	–	4,335,376
Participation Notes(a)	–	5,579,911	–	5,579,911

Total	$5,421,564	$68,682,291	$–	$74,103,855

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Conservative Income Builder Fund
Common Stocks(a)	$298,986	$–	$–	$298,986
Exchange Traded Funds(a)	7,511,368	–	–	7,511,368
Exchange Traded Notes(a)	83,312	–	–	83,312
Short Term Investments	257,611	–	–	257,611

Total	$8,151,277	$–	$–	$8,151,277

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Dynamic Equity Income Fund
Common Stocks(a)	$4,696,885	$–	$–	$4,696,885
Exchange Traded Funds(a)	57,929,846	–	–	57,929,846
Exchange Traded Notes(a)	925,829	–	–	925,829
Short Term Investments	4,669,915	–	–	4,669,915

Total	$68,222,475	$–	$–	$68,222,475

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Global Allocation Fund
Common Stocks(a)	$3,114,546	$–	$–	$3,114,546
Exchange Traded Funds(a)	29,739,731	–	–	29,739,731
Exchange Traded Notes(a)	381,018	–	–	381,018
Short Term Investments	1,911,208	–	–	1,911,208

Total	$35,146,503	$–	$–	$35,146,503

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Global Growth Fund
Common Stocks(a)	$6,869,755	$–	$–	$6,869,755
Exchange Traded Funds(a)	60,973,679	–	–	60,973,679
Exchange Traded Notes(a)	783,165	–	–	783,165
Short Term Investments	5,067,743	–	–	5,067,743

Total	$73,694,342	$–	$–	$73,694,342

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Moderate Growth & Income Fund
Common Stocks(a)	$8,903,826	$–	$–	$8,903,826
Exchange Traded Funds(a)	123,816,734	–	–	123,816,734
Exchange Traded Notes(a)	3,230,766	–	–	3,230,766
Short Term Investments	2,025,410	–	–	2,025,410

Total	$137,976,736	$–	$–	$137,976,736

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Statement of Investments.

The Funds recognize transfers between levels as of the end of the period. For the period ended January 31, 2015, the Funds did not have any transfers between Level 1 and Level 2 securities, except the Clough China Fund and ALPS | Kotak India Growth Fund. The Clough China Fund and ALPS | Kotak India Growth Fund utilize a fair value evaluation service with respect to international securities with an earlier market closing than the Funds’ net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification. The transfer amount disclosed in the table below represents the value of the securities as of January 31, 2015 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held as of October 31, 2014.

The Clough China Fund had the following transfers out of Levels 1 and 2 at January 31, 2015:

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$101,152	$(2,278,389)	$2,278,389	$(101,152)

Total	$101,152	$(2,278,389)	$2,278,389	$(101,152)

The ALPS | Kotak India Growth Fund had the following transfers out of Levels 1 and 2 at January 31, 2015:

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$349,262	$(1,555,032)	$1,555,032	$(349,262)

Total	$349,262	$(1,555,032)	$1,555,032	$(349,262)

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Investments in Securities	Balance as of October 31, 2014	Accrued discount/ premium	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of January 31, 2015	Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at January 31, 2015
ALPS | Westport Resources Hedged High Income Fund
Corporate Bonds	$262,500	$3,408	$-	$(3,408)	$-	$-	$-	$-	$262,500	$(3,408)
Total	$262,500	$3,408	$-	$(3,408)	$-	$-	$-	$-	$262,500	$(3,408)

Information about Level 3 fair value measurements as of January 31, 2015:

	Fair Value	Valuation Technique	Unobservable Input
ALPS | Westport Resources Hedged High Income Fund
Assets
Corporate Bonds	$262,500	Broker	Broker Quote

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Distributions to Shareholders: Each Fund, except the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, and RiverFront Moderate Growth & Income Fund normally pays dividends and distributes capital gains, if any, on an annual basis. The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, and RiverFront Moderate Growth & Income Fund pay dividends, if any, on a quarterly basis and distribute capital gains annually. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Distributions received from the ALPS | Alerian MLP Infrastructure Index Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund and ALPS Real Asset Income Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Treasury Inflation Protected-Securities: The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Master Limited Partnerships: MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2015, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes

ALPS | Alerian MLP Infrastructure Index Fund	1,891,770	(884,843)	1,006,927	27,132,772
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	6,659,868	(30,346,293)	(23,686,425)	370,491,027
ALPS | Kotak India Growth Fund	4,227,642	(199,123)	4,028,519	16,196,769
ALPS Real Asset Income Fund	201,948	(240,363)	(38,415)	3,153,954
ALPS | Red Rocks Listed Private Equity Fund	53,540,338	(15,598,599)	37,941,739	440,835,131
ALPS | Sterling ETF Tactical Rotation Fund	833,570	(20,072)	813,498	24,894,252
ALPS | Westport Resources Hedged High Income Fund	198,264	(1,192,100)	(993,836)	21,058,935
ALPS | WMC Research Value Fund	32,443,256	(1,281,731)	31,161,525	70,152,739
Clough China Fund	14,333,433	(1,023,735)	13,309,698	60,794,157
RiverFront Conservative Income Builder Fund	163,157	(66,299)	96,858	8,054,419
RiverFront Dynamic Equity Income Fund	4,133,031	(899,120)	3,233,911	64,988,564
RiverFront Global Allocation Fund	2,390,037	(384,571)	2,005,466	33,141,037
RiverFront Global Growth Fund	5,562,492	(758,853)	4,803,639	68,890,703
RiverFront Moderate Growth & Income Fund	6,673,746	(1,237,349)	5,436,397	132,540,339

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India Growth Fund, ALPS Real Asset Income Fund and ALPS | Westport Resources Hedged High Income Fund are permitted to enter in various types of derivatives contracts. The other funds including ALPS | Alerian MLP Infrastructure Index Fund, ALPS | Red Rocks Listed Private Equity Fund, ALPS|Sterling ETF Tactical Rotation Fund, ALPS | WMC Research Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund and RiverFront Moderate Growth & Income Fund may invest to a lesser extent in derivatives contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund primarily enters into swap transactions for the purpose of increasing total return and the ALPS Westport Hedged High Income Fund for hedging purposes. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract.

Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at January 31, 2015 are disclosed after the Statement of Investments.

The number of swap contracts held at January 31, 2015 is representative of the swap contract activity for the period ended January 31, 2015.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The number of futures contracts held at January 31, 2015 is representative of futures contracts activity during the periods ended January 31, 2015.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The Funds had the following transactions in written covered call/put options during the period ended January 31, 2015:

	Number of Contracts	Premiums
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Options Outstanding, at the beginning of the period	(536)	$ 1,186,481
Options written	(1,165)	1,674,593
Options closed	628	(1,101,932)
Options exercised	8	(9,999)
Options expired	45	(83,907)
Options Outstanding, at January 31, 2015	(1,020)	$ 1,665,236

	Number of Contracts	Premiums
ALPS Real Asset Income Fund
Options Outstanding, at the beginning of the period	(7)	$ 551
Options written	(14)	1,139
Options exercised	7	(560)
Options expired	8	(685)
Options Outstanding, at January 31, 2015	(6)	$ 445

4. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, return of capital distributions received, shares and value of investments in affiliated companies for the period ended January 31, 2015 were as follows:

RiverFront Conservative Income Builder Fund
Security Name	Share Balance November 1, 2014	Purchases	Sales	Share Balance January 31, 2015	Dividend Income	Realized Loss	Market Value January 31, 2015

RiverFront Strategic Income Fund	34,106	1,608	3,314	32,400	$7,890	$(2,524)	$811,620

					$7,890	$(2,524)	$811,620

RiverFront Dynamic Equity Income Fund
Security Name	Share Balance November 1, 2014	Purchases	Sales	Share Balance January 31, 2015	Dividend Income	Realized Loss	Market Value January 31, 2015

RiverFront Strategic Income Fund	142,382	3,617	-	145,999	$33,875	$-	$3,657,275

					$33,875	$-	$3,657,275

RiverFront Global Allocation Fund
Security Name	Share Balance November 1, 2014	Purchases	Sales	Share Balance January 31, 2015	Dividend Income	Realized Loss	Market Value January 31, 2015

RiverFront Strategic Income Fund	18,764	-	-	18,764	$4,430	$-	$470,038

					$4,430	$-	$470,038

RiverFront Moderate Growth & Income Fund
Security Name	Share Balance November 1, 2014	Purchases	Sales	Share Balance January 31, 2015	Dividend Income	Realized Loss	Market Value January 31, 2015

RiverFront Strategic Income Fund	489,954	9,770	10,043	489,681	$114,006	$(4,363)	$12,266,509

					$114,006	$(4,363)	$12,266,509

5. SUBSEQUENT EVENT

The ALPS Real Asset Income Fund will be closed and liquidated as a series of the Trust effective as of the close of business on March 31, 2015. See the supplement to the Fund’s Prospectus dated March 4, 2015 for more information.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	March 27, 2015

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	March 27, 2015